UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: May 31*

Date of reporting period: February 28, 2013

*	This Form N-Q pertains to the following series of the Registrant: MFS Absolute Return Fund, MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Global Bond Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund and MFS Moderate Allocation Fund.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 28, 2013

MFS® AGGRESSIVE GROWTH ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

2/28/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 100.0%
MFS Commodity Strategy Fund - Class R5 (v)	6,478,820	$59,993,871
MFS Emerging Markets Equity Fund - Class R5	719,902	24,123,922
MFS Global Real Estate Fund - Class R5 (v)	4,007,911	60,599,609
MFS Growth Fund - Class R5 (a)	2,923,609	157,641,007
MFS International Growth Fund - Class R5	3,752,888	96,899,572
MFS International New Discovery Fund - Class R5	1,887,736	48,458,180
MFS International Value Fund - Class R5	3,401,051	96,759,893
MFS Mid Cap Growth Fund - Class R5 (a)	10,907,481	121,291,185
MFS Mid Cap Value Fund - Class R5	7,313,316	121,327,914
MFS New Discovery Fund - Class R5 (a)	1,237,696	30,335,930
MFS New Discovery Value Fund - Class R5	2,660,014	30,297,563
MFS Research Fund - Class R5	3,578,132	109,097,256
MFS Research International Fund - Class R5	6,177,379	96,923,081
MFS Value Fund - Class R5	5,762,070	157,534,997
Total Underlying Affiliated Funds		$1,211,283,980

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value (v)	155,871	$155,871
Total Investments		$1,211,439,851

Other Assets, Less Liabilities - 0.0%		554,649
Net Assets - 100.0%		$1,211,994,500

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

2/28/13 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2013, in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,211,439,851	$—	$—	$1,211,439,851

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$853,088,356
Gross unrealized appreciation	361,527,880
Gross unrealized depreciation	(3,176,385)
Net unrealized appreciation (depreciation)	$358,351,495

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund (r)	6,193,199	6,957,118	(6,671,497)	6,478,820
MFS Emerging Markets Equity Fund (r)	732,875	816,029	(829,002)	719,902
MFS Global Real Estate Fund (r)	4,295,821	4,443,629	(4,731,539)	4,007,911
MFS Growth Fund (r)	3,082,455	3,203,639	(3,362,485)	2,923,609
MFS Institutional Money Market Portfolio	408,265	50,321,977	(50,574,371)	155,871
MFS International Growth (r)	3,601,855	4,242,119	(4,091,086)	3,752,888
MFS International New Discovery Fund (r)	2,056,403	2,168,168	(2,336,835)	1,887,736
MFS International Value Fund (r)	3,516,177	3,908,115	(4,023,241)	3,401,051
MFS Mid Cap Growth Fund (r)	11,650,844	11,470,026	(12,213,389)	10,907,481
MFS Mid Cap Value Fund (r)	8,125,514	7,584,773	(8,396,971)	7,313,316
MFS New Discovery Fund (r)	1,382,145	1,455,221	(1,599,670)	1,237,696
MFS New Discovery Value Fund (r)	2,864,930	2,916,760	(3,121,676)	2,660,014
MFS Research Fund (r)	3,754,288	3,939,434	(4,115,590)	3,578,132
MFS Research International Fund (r)	6,371,251	7,154,915	(7,348,787)	6,177,379
MFS Value Fund (r)	6,115,144	6,401,881	(6,754,955)	5,762,070

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(721,713)	$—	$499,231	$59,993,871
MFS Emerging Markets Equity Fund	855,726	—	234,874	24,123,922
MFS Global Real Estate Fund	1,250,738	1,307,291	1,889,923	60,599,609
MFS Growth Fund	3,052,662	—	—	157,641,007
MFS Institutional Money Market Portfolio	—	—	780	155,871
MFS International Growth Fund	2,960,375	326,012	1,075,732	96,899,572
MFS International New Discovery Fund	2,002,368	—	599,340	48,458,180
MFS International Value Fund	3,084,179	—	1,734,242	96,759,893
MFS Mid Cap Growth Fund	3,710,345	—	—	121,291,185
MFS Mid Cap Value Fund	4,606,362	—	1,263,188	121,327,914
MFS New Discovery Fund	1,226,090	—	—	30,335,930
MFS New Discovery Value Fund	451,346	1,003,115	239,218	30,297,563
MFS Research Fund	3,144,077	—	1,028,491	109,097,256
MFS Research International Fund	1,902,360	—	1,846,262	96,923,081
MFS Value Fund	2,476,070	1,069,152	2,418,175	157,534,997

	$30,000,985	$3,705,570	$12,829,456	$1,211,439,851

(r)	During the period ended February 28, 2013, the fund’s investment in the underlying fund’s Class I shares was converted to Class R5 shares. The fund became a shareholder of Class R5 and received Class R5 shares with a total net asset value equal to its Class I shares at the time of the conversion. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD.

4

QUARTERLY REPORT

February 28, 2013

MFS® CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

2/28/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 100.0%
MFS Absolute Return Fund - Class R5	4,618,455	$44,983,750
MFS Commodity Strategy Fund - Class R5 (v)	2,414,348	22,356,867
MFS Emerging Markets Debt Fund - Class R5	4,213,544	67,795,922
MFS Global Bond Fund - Class R5	10,917,257	112,556,915
MFS Global Real Estate Fund - Class R5 (v)	1,499,206	22,668,000
MFS Government Securities Fund - Class R5	21,721,913	225,907,890
MFS Growth Fund - Class R5 (a)	2,531,264	136,485,771
MFS High Income Fund - Class R5	31,429,457	113,146,046
MFS Inflation-Adjusted Bond Fund - Class I	19,912,895	226,011,354
MFS International Growth Fund - Class R5	1,751,650	45,227,615
MFS International Value Fund - Class R5	1,587,253	45,157,356
MFS Limited Maturity Fund - Class R5	36,881,705	225,347,218
MFS Mid Cap Growth Fund - Class R5 (a)	8,201,932	91,205,487
MFS Mid Cap Value Fund - Class R5	5,520,758	91,589,382
MFS New Discovery Fund - Class R5 (a)	935,593	22,931,376
MFS New Discovery Value Fund - Class R5	2,013,155	22,929,839
MFS Research Bond Fund - Class R5	34,737,570	384,197,523
MFS Research Fund - Class R5	4,472,777	136,374,968
MFS Research International Fund - Class R5	5,771,508	90,554,960
MFS Value Fund - Class R5	4,983,096	136,237,829
Total Underlying Affiliated Funds		$2,263,666,068

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value (v)	19	$19
Total Investments		$2,263,666,087

Other Assets, Less Liabilities - 0.0%		1,108,131
Net Assets - 100.0%		$2,264,774,218

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

2/28/13 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,263,666,087	$—	$—	$2,263,666,087

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,949,716,873
Gross unrealized appreciation	317,618,413
Gross unrealized depreciation	(3,669,199)
Net unrealized appreciation (depreciation)	$313,949,214

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund (r)	3,759,940	5,105,549	(4,247,034)	4,618,455
MFS Commodity Strategy Fund (r)	2,020,034	2,509,500	(2,115,186)	2,414,348
MFS Emerging Markets Debt Fund (r)	3,654,646	4,303,472	(3,744,574)	4,213,544
MFS Global Bond Fund (r)	8,772,470	11,785,426	(9,640,639)	10,917,257
MFS Global Real Estate Fund (r)	1,397,094	1,565,503	(1,463,391)	1,499,206
MFS Government Securities Fund (r)	17,347,100	22,235,790	(17,860,977)	21,721,913
MFS Growth Fund (r)	2,313,626	2,706,478	(2,488,840)	2,531,264
MFS High Income Fund (r)	26,486,596	32,116,232	(27,173,371)	31,429,457
MFS Inflation-Adjusted Bond Fund	16,169,992	4,258,348	(515,445)	19,912,895
MFS Institutional Money Market Portfolio	27	41,234,987	(41,234,995)	19
MFS International Growth Fund (r)	1,498,647	1,858,263	(1,605,260)	1,751,650
MFS International Value Fund (r)	1,443,257	1,671,467	(1,527,471)	1,587,253
MFS Limited Maturity Fund (r)	29,819,829	39,614,558	(32,552,682)	36,881,705
MFS Mid Cap Growth Fund (r)	7,596,080	9,563,827	(8,957,975)	8,201,932
MFS Mid Cap Value Fund (r)	5,280,692	6,158,125	(5,918,059)	5,520,758
MFS New Discovery Fund (r)	901,186	1,061,766	(1,027,359)	935,593
MFS New Discovery Value Fund (r)	1,865,764	2,213,230	(2,065,839)	2,013,155
MFS Research Bond Fund (r)	28,564,261	35,338,237	(29,164,928)	34,737,570
MFS Research Fund (r)	4,063,796	4,734,757	(4,325,776)	4,472,777
MFS Research International Fund (r)	5,323,565	6,219,492	(5,771,549)	5,771,508
MFS Value Fund (r)	4,601,800	5,296,353	(4,915,057)	4,983,096

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(33,672)	$—	$497,123	$44,983,750
MFS Commodity Strategy Fund	(581,158)	—	190,862	22,356,867
MFS Emerging Markets Debt Fund	(11,844)	413,818	2,302,895	67,795,922
MFS Global Bond Fund	(114,103)	2,303,390	2,072,137	112,556,915
MFS Global Real Estate Fund	(28,440)	491,278	710,229	22,668,000
MFS Government Securities Fund	(16,005)	—	4,235,359	225,907,890
MFS Growth Fund	58,655	—	—	136,485,771
MFS High Income Fund	(68,434)	—	5,130,691	113,146,046
MFS Inflation-Adjusted Bond Fund	20,019	1,229,046	2,529,287	226,011,354
MFS Institutional Money Market Portfolio	—	—	404	19
MFS International Growth Fund	(45,144)	154,026	508,236	45,227,615
MFS International Value Fund	(7,863)	—	814,386	45,157,356
MFS Limited Maturity Fund	(192,259)	—	3,882,319	225,347,218
MFS Mid Cap Growth Fund	134,717	—	—	91,205,487
MFS Mid Cap Value Fund	156,369	—	950,554	91,589,382
MFS New Discovery Fund	25,963	—	—	22,931,376
MFS New Discovery Value Fund	43,319	757,925	180,747	22,929,839
MFS Research Bond Fund	13,457	—	8,864,532	384,197,523
MFS Research Fund	23,098	—	1,289,744	136,375,968
MFS Research International Fund	(291,351)	—	1,735,869	90,554,960
MFS Value Fund	55,653	926,490	1,981,968	136,237,829

	$(859,023)	$6,275,973	$37,877,342	$2,263,667,087

(r)	During the period ended February 28, 2013, the fund’s investment in the underlying fund’s Class I shares was converted to Class R5 shares. The fund became a shareholder of Class R5 and received Class R5 shares with a total net asset value equal to its Class I shares at the time of the conversion. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD.

4

QUARTERLY REPORT

February 28, 2013

MFS® EMERGING MARKETS EQUITY FUND

PORTFOLIO OF INVESTMENTS

2/28/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.0%
Aerospace - 0.5%
Embraer S.A., ADR	103,840	$3,524,330

Airlines - 1.1%
CCR S.A.	279,580	$2,803,710
Copa Holdings S.A., “A”	19,530	2,039,322
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	22,460	2,961,800

		$7,804,832
Alcoholic Beverages - 1.1%
Companhia de Bebidas das Americas, ADR	176,140	$7,817,093

Apparel Manufacturers - 3.4%
Cia.Hering S.A.	92,100	$1,787,189
Li & Fung Ltd.	7,366,000	9,877,559
Stella International Holdings	3,412,500	9,878,104
Top Glove Corp.	2,258,100	4,011,315

		$25,554,167
Automotive - 4.0%
Exide Industries Ltd.	1,823,495	$4,186,681
Geely Automobile Holdings Ltd.	10,080,000	5,549,745
Guangzhou Automobile Group Co. Ltd., “H”	6,208,000	5,170,932
Kia Motors Corp.	211,350	10,852,996
Mando Corp.	34,600	4,140,234

		$29,900,588
Brokerage & Asset Managers - 1.8%
BM&F Bovespa S.A.	985,300	$6,675,191
Bolsa Mexicana de Valores S.A. de C.V.	1,184,300	2,884,543
CETIP S.A. - Balcao Organizado de Ativos e Derivativos	296,043	3,574,532

		$13,134,266
Business Services - 1.9%
Cognizant Technology Solutions Corp., “A” (a)	134,560	$10,330,171
LPS Brasil - Consultoria de Imoveis S.A.	224,200	4,054,946

		$14,385,117
Cable TV - 2.7%
Astro Malaysia Holdings Berhad	2,306,200	$2,022,262
Dish TV India Ltd. (a)	4,824,547	5,772,255
Naspers Ltd.	194,050	12,520,102

		$20,314,619
Computer Software - 0.3%
Totvs S.A.	88,100	$1,947,244

Computer Software - Systems - 2.6%
Asustek Computer, Inc.	575,000	$7,017,793
Hon Hai Precision Industry Co. Ltd.	4,458,309	12,386,157

		$19,403,950

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Conglomerates - 1.0%
Alfa S.A de C.V., “A”	939,830	$2,288,362
First Pacific Co. Ltd.	3,604,000	4,767,786

		$7,056,148
Construction - 1.3%
Anhui Conch Cement Co. Ltd.	1,999,000	$7,307,191
PDG Realty S.A.	1,043,300	1,691,923
Urbi Desarrollos Urbanos S.A. de C.V. (a)	1,669,390	563,676

		$9,562,790
Consumer Products - 1.7%
Dabur India Ltd.	3,693,889	$8,582,071
Hengan International Group Co. Ltd.	135,000	1,372,549
Kimberly-Clark de Mexico S.A. de C.V., “A”	949,810	3,009,884

		$12,964,504
Consumer Services - 1.8%
Abril Educacao S.A., IEU	130,900	$3,240,426
Anhanguera Educacional Participacoes S.A.	157,800	3,268,566
Estacio Participacoes S.A.	157,300	3,854,224
Kroton Educacional S.A. (a)	107,022	2,800,717

		$13,163,933
Electrical Equipment - 0.2%
Crompton Greaves Ltd.	721,393	$1,203,316

Electronics - 9.8%
Samsung Electronics Co. Ltd.	21,151	$30,060,376
Seoul Semiconductor Co. Ltd. (a)	185,462	4,929,203
Siliconware Precision Industries Co. Ltd.	10,093,000	10,820,896
Taiwan Semiconductor Manufacturing Co. Ltd.	7,744,695	27,280,624

		$73,091,099
Energy - Independent - 3.5%
China Shenhua Energy Co. Ltd.	1,416,000	$5,352,971
CNOOC Ltd.	2,586,000	5,052,140
INPEX Corp.	886	4,712,461
Reliance Industries Ltd.	701,115	10,488,052

		$25,605,624
Energy - Integrated - 2.6%
OAO Gazprom, ADR	1,177,620	$10,480,818
OAO NOVATEK, GDR (a)	31,900	3,700,400
Petroleo Brasileiro S.A., ADR	365,950	5,368,486

		$19,549,704
Engineering - Construction - 0.4%
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	398,500	$2,840,954

Food & Beverages - 1.0%
Arca Continental S.A.B de C.V.	334,792	$2,523,159
M. Dias Branco S.A. Industria e Comercio de Alimentos	134,900	5,179,549

		$7,702,708

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Drug Stores - 4.6%
Brazil Pharma S.A.	450,000	$3,546,529
CP All PLC	3,147,800	4,999,447
Dairy Farm International Holdings Ltd.	393,300	5,234,823
E-Mart Co. Ltd.	31,998	6,530,656
O’Key Group S.A., GDR	694,016	7,981,184
Raia Drogasil S.A.	194,600	2,243,494
Wumart Stores, Inc., “H”	1,686,000	3,304,348

		$33,840,481
Gaming & Lodging - 1.3%
Minor International PLC	5,264,700	$4,468,359
Shangri-La Asia Ltd.	2,086,000	4,862,922

		$9,331,281
General Merchandise - 2.1%
Bim Birlesik Magazalar A.S.	50,632	$2,399,521
Clicks Group Ltd.	869,990	5,707,186
Lojas Renner S.A.	60,100	2,288,136
Mr. Price Group Ltd.	236,826	3,035,717
PT Mitra Adiperkasa Tbk	2,687,000	2,168,842

		$15,599,402
Health Maintenance Organizations - 0.2%
OdontoPrev S.A.	324,400	$1,501,215

Insurance - 2.0%
Brasil Insurance Participacoes e Administracao S.A.	535,800	$5,670,915
China Pacific Insurance Co. Ltd.	2,448,800	9,030,337

		$14,701,252
Internet - 0.7%
NHN Corp.	21,482	$5,199,220

Machinery & Tools - 2.2%
Glory Ltd.	212,400	$4,867,166
Sinotruk Hong Kong Ltd.	6,782,500	4,669,987
Thermax Ltd.	250,559	2,673,689
TK Corp. (a)	188,027	4,382,925

		$16,593,767
Major Banks - 3.2%
Bank of China Ltd.	24,931,000	$11,775,741
Standard Chartered PLC	445,931	12,097,566

		$23,873,307
Medical & Health Technology & Services - 0.7%
Diagnosticos da America S.A.	263,000	$1,813,656
Fleury S.A.	273,400	3,038,699

		$4,852,355
Metals & Mining - 5.6%
Gerdau S.A., ADR	475,700	$3,957,824
Grupo Mexico S.A.B. de C.V., “B”	946,806	3,722,084
Iluka Resources Ltd.	926,838	9,915,833
MMC Norilsk Nickel, ADR	153,282	2,713,091

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Metals & Mining - continued
MOIL Ltd.	566,649	$2,530,418
Steel Authority of India Ltd.	3,520,682	4,580,484
Ternium S.A., ADR	1,649	33,211
Usinas Siderurgicas de Minas Gerais S.A., IPS	599,100	2,966,141
Vale S.A., ADR	604,530	11,480,025

		$41,899,111
Network & Telecom - 0.7%
VTech Holdings Ltd.	448,300	$5,199,415

Oil Services - 1.5%
Global Ports Investments PLC, GDR	231,890	$3,233,129
Lamprell PLC	1,589,530	3,297,585
Tenaris S.A., ADR	111,630	4,603,621

		$11,134,335
Other Banks & Diversified Financials - 15.2%
Akbank T.A.S.	730,820	$3,550,806
Banco Santander Chile, ADR	48,705	1,415,367
Banco Santander S.A., IEU	531,600	3,861,982
Bancolombia S.A., ADR	24,110	1,565,703
Bangkok Bank Public Co. Ltd.	1,373,000	10,688,259
Bank Negara Indonesia PT	14,848,000	7,067,915
Bank Polska Kasa Opieki S.A.	91,520	4,620,360
China Construction Bank	15,914,490	13,145,511
Chinatrust Financial Holding Co. Ltd.	8,506,278	5,057,525
CIMB Group Holdings Berhad	1,224,900	2,851,371
Credicorp Ltd.	27,560	4,133,448
Grupo Financiero Banorte S.A. de C.V.	296,600	2,203,724
Grupo Financiero Santander Mexico S.A.B. de C.V., ADR (a)	212,070	3,164,084
Hana Financial Group, Inc.	232,400	8,637,487
Housing Development Finance Corp. Ltd.	339,825	4,724,239
ICICI Bank Ltd.	509,860	9,728,014
Itau Unibanco Holding S.A., ADR	258,191	4,559,653
Komercni Banka A.S.	36,331	7,393,643
Sberbank of Russia	2,486,160	8,425,944
Turkiye Garanti Bankasi A.S.	1,204,371	5,757,896

		$112,552,931
Pharmaceuticals - 0.6%
Genomma Lab Internacional S.A., “B” (a)	1,935,800	$4,649,723

Precious Metals & Minerals - 0.6%
Gold Fields Ltd.	451,045	$3,809,903
Sibanye Gold Ltd. (a)	451,045	650,469

		$4,460,372
Real Estate - 2.7%
Asian Property Development PLC	6,055,300	$2,096,457
Brasil Brokers Participacoes	1,135,500	4,101,660
Hang Lung Properties Ltd.	1,925,000	7,458,643
Macquarie Mexico Real Estate S.A. de C.V., REIT (a)	1,632,300	3,698,220
Multiplan Empreendimentos Imobiliarios S.A.	103,100	2,950,700

		$20,305,680

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Restaurants - 0.7%
Ajisen China Holdings Ltd.	3,995,000	$2,877,714
Arcos Dorados Holdings, Inc.	181,810	2,303,533

		$5,181,247
Specialty Chemicals - 1.1%
Chugoku Marine Paints Ltd.	623,000	$3,387,550
Formosa Plastics Corp.	1,077,000	2,733,469
Mexichem S.A.B de C.V.	476,500	2,388,743

		$8,509,762
Specialty Stores - 0.7%
M.Video	606,670	$5,135,646

Telecommunications - Wireless - 4.8%
America Movil S.A.B. de C.V., “L”, ADR	381,740	$7,974,549
China Mobile Ltd.	368,500	4,045,407
Mobile TeleSystems OJSC, ADR	503,115	10,409,449
MTN Group Ltd.	246,149	4,794,695
TIM Participacoes S.A., ADR	181,429	3,947,895
Turkcell Iletisim Hizmetleri A.S. (a)	690,100	4,574,799

		$35,746,794
Telephone Services - 2.3%
China Unicom (Hong Kong) Ltd.	7,188,000	$10,438,087
Empresa Nacional de Telecomunicaciones S.A.	70,931	1,495,100
PT XL Axiata Tbk	8,977,000	5,062,829

		$16,996,016
Utilities - Electric Power - 1.0%
Energias do Brasil S.A.	479,300	$2,908,150
Terna Participacoes S.A., IEU	245,550	2,884,226
Tractebel Energia S.A.	83,600	1,478,226

		$7,270,602
Utilities - Water - 0.8%
Aguas Andinas S.A.	7,507,295	$6,189,947
Total Common Stocks		$727,250,847

Money Market Funds - 1.7%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value (v)	12,489,079	$12,489,079
Total Investments		$739,739,926

Other Assets, Less Liabilities - 0.3%		2,409,871
Net Assets - 100.0%		$742,149,797

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

2/28/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2013, in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Brazil	$122,787,251	$—	$—	$122,787,251
China	35,032,539	54,060,119	—	89,092,658
South Korea	6,530,656	68,202,442	—	74,733,098
Taiwan	27,280,624	38,015,840	—	65,296,464
India	25,477,545	28,991,673	—	54,469,218
Russia	35,284,943	16,794,719	—	52,079,662
Hong Kong	47,279,253	—	—	47,279,253
Mexico	44,873,506	—	—	44,873,506
South Africa	5,445,164	25,072,908	—	30,518,072
Other Countries	106,527,141	39,594,524	—	146,121,665
Mutual Funds	12,489,079	—	—	12,489,079
Total Investments	$469,007,701	$270,732,225	$—	$739,739,926

For further information regarding security characteristics, see the Portfolio of Investments.

6

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $52,557,189 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $120,259,327 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$637,917,994
Gross unrealized appreciation	145,828,842
Gross unrealized depreciation	(44,006,910)
Net unrealized appreciation (depreciation)	$101,821,932

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	$6,230,951	$103,189,073	$(96,930,945)	$12,489,079

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,371	$12,489,079

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2013, are as follows:

Brazil	16.6%
China	12.0%
South Korea	10.1%
Taiwan	8.8%
India	7.3%
Russia	7.0%
Hong Kong	6.4%
Mexico	6.1%
South Africa	4.1%
Other Countries	21.6%

7

QUARTERLY REPORT

February 28, 2013

MFS® GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS

2/28/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 95.9%
Agricultural Products - 0.1%
Corporacion Azucarera del Peru S.A., 6.375%, 2022		$590,000	$635,725

Asset-Backed & Securitized - 0.6%
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 2049		$870,221	$899,622
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046		870,221	983,480
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.82%, 2049		1,111,221	1,187,235

			$3,070,337
Automotive - 0.1%
Automotores Gildemeister S.A., 8.25%, 2021		$530,000	$583,663
Automotores Gildemeister S.A., 6.75%, 2023 (n)		152,000	156,560

			$740,223
Building - 0.3%
CEMEX Espana S.A., 9.25%, 2020		$547,000	$607,170
CEMEX Finance LLC, 9.5%, 2016		325,000	352,625
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2020 (z)		661,000	705,942

			$1,665,737
Construction - 0.1%
Country Garden Holdings Co. Ltd., 7.5%, 2023 (z)		$207,000	$214,763

Emerging Market Quasi-Sovereign - 3.2%
Banco do Brasil S.A., FRN, 6.25%, 2049 (n)		$680,000	$678,300
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2022 (n)		957,000	1,045,523
Empresa de Telecomunicaciones de Bogota S.A., 7%, 2023 (z)	COP	1,164,000,000	671,106
Gaz Capital S.A., 3.85%, 2020 (n)		$1,017,000	1,024,933
Gaz Capital S.A., 4.95%, 2028 (n)		870,000	868,695
Gazprombank OJSC, 8.617%, 2015	RUB	81,500,000	2,688,558
Magyar Export-Import Bank, 5.5%, 2018 (n)		$460,000	466,498
Petroleos de Venezuela S.A., 5.125%, 2016		562,000	497,370
Petroleos Mexicanos, 7.65%, 2021	MXN	13,761,000	1,201,179
RZD Capital PLC, 8.3%, 2019	RUB	79,800,000	2,660,608
Transnet Ltd., 9.25%, 2017	ZAR	8,000,000	975,825
Transnet Ltd., 10.5%, 2020	ZAR	15,000,000	1,955,656
Turkiye Garanti Bankasi A.S., 7.375%, 2018	TRY	2,776,000	1,535,292
Turkiye Vakiflar Bankasi, 6%, 2022 (n)		$883,000	920,739

			$17,190,282
Emerging Market Sovereign - 42.3%
Brazil Notas do Tesouro Nacional, 10%, 2017	BRL	9,406,000	$4,844,911
Brazil Notas do Tesouro Nacional, 10%, 2021	BRL	9,499,000	4,928,618
Government of Malaysia, 4.262%, 2016	MYR	2,035,000	683,846
Government of Malaysia, 4.012%, 2017	MYR	2,896,000	968,941
Government of Malaysia, 4.378%, 2019	MYR	4,738,000	1,623,832
Government of Malaysia, 4.16%, 2021	MYR	14,358,000	4,858,170
Government of Malaysia, 4.392%, 2026	MYR	3,870,000	1,349,191
Government of Malaysia, 4.498%, 2030	MYR	3,321,000	1,163,389
Government of Malaysia, 4.127%, 2032	MYR	5,563,000	1,847,289
Government of Poland, 5.5%, 2019	PLN	6,155,000	2,134,258
Government of Poland, 5.75%, 2021	PLN	3,229,000	1,150,456
Government of Poland, 5.75%, 2022	PLN	22,316,000	8,016,959
Kingdom of Thailand, 4.125%, 2016	THB	40,627,000	1,418,707

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Sovereign - continued
Kingdom of Thailand, 3.25%, 2017	THB	20,000,000	$676,922
Kingdom of Thailand, 3.65%, 2021	THB	160,854,000	5,452,031
Kingdom of Thailand, 3.58%, 2027	THB	38,301,000	1,237,769
Oriental Republic of Uraguay, 5%, 2018	UYU	47,194,486	2,888,253
Oriental Republic of Uraguay, 4.375%, 2028	UYU	17,450,038	1,143,663
Republic of Colombia, 7.5%, 2026	COP	14,556,600,000	9,752,320
Republic of Cote d’Ivoire, 5.75%, 2032		$1,389,000	1,274,408
Republic of Guatemala, 5.75%, 2022 (n)		228,000	252,738
Republic of Hungary, 8%, 2015	HUF	386,170,000	1,800,359
Republic of Hungary, 7.75%, 2015	HUF	147,890,000	692,273
Republic of Hungary, 5.5%, 2016	HUF	926,230,000	4,122,632
Republic of Hungary, 6.75%, 2017	HUF	473,700,000	2,184,885
Republic of Hungary, 6.75%, 2017	HUF	897,900,000	4,155,700
Republic of Hungary, 7.5%, 2020	HUF	384,350,000	1,852,940
Republic of Indonesia, 7%, 2022	IDR	32,247,000,000	3,756,256
Republic of Indonesia, 8.375%, 2026	IDR	35,665,000,000	4,487,852
Republic of Indonesia, 7%, 2027	IDR	18,000,000,000	2,029,594
Republic of Indonesia, 9.5%, 2031	IDR	3,500,000,000	487,942
Republic of Indonesia, 8.25%, 2032	IDR	68,548,000,000	8,604,283
Republic of Indonesia, 6.625%, 2033	IDR	20,056,000,000	2,157,406
Republic of Nigeria, 7%, 2019	NGN	560,794,000	2,954,548
Republic of Nigeria, 16.39%, 2022	NGN	839,939,000	7,037,721
Republic of Nigeria, Capital Appreciation, 0%, 2013	NGN	454,305,000	2,743,328
Republic of Paraguay, 4.625%, 2023 (n)		$355,000	353,225
Republic of Peru, 6.95%, 2031	PEN	2,960,000	1,432,119
Republic of Peru, 6.95%, 2031 (z)	PEN	5,350,000	2,588,459
Republic of Peru, 6.9%, 2037	PEN	2,940,000	1,443,231
Republic of Peru, 6.9%, 2037	PEN	3,200,000	1,570,864
Republic of Poland, 5.25%, 2017	PLN	13,934,000	4,689,546
Republic of Poland, 5.25%, 2020	PLN	11,749,000	4,038,488
Republic of Poland, 4%, 2023	PLN	8,138,000	2,563,936
Republic of Serbia, 5.25%, 2017 (n)		$231,000	237,930
Republic of South Africa, 8.25%, 2017	ZAR	17,484,000	2,128,283
Republic of South Africa, 8%, 2018	ZAR	54,277,000	6,582,917
Republic of South Africa, 7.25%, 2020	ZAR	16,745,000	1,952,692
Republic of South Africa, 6.75%, 2021	ZAR	22,433,000	2,537,101
Republic of South Africa, 5.5%, 2023	ZAR	4,005,973	650,209
Republic of South Africa, 10.5%, 2026	ZAR	55,037,000	7,784,453
Republic of South Africa, 7%, 2031	ZAR	18,014,000	1,830,718
Republic of South Africa, 6.25%, 2036	ZAR	7,333,000	648,258
Republic of Turkey, 4.5%, 2015	TRY	4,452,809	2,725,376
Republic of Turkey, 10%, 2015	TRY	5,800,000	3,519,304
Republic of Turkey, 9%, 2016	TRY	17,704,000	10,658,716
Republic of Turkey, 10.5%, 2020	TRY	3,224,000	2,180,280
Republic of Turkey, 9.5%, 2022	TRY	5,529,000	3,624,579
Republic of Turkey, 3%, 2022	TRY	2,045,672	1,337,929
Republic of Turkey, Capital Appreciation, 0%, 2013	TRY	4,747,000	2,563,107
Republic of Venezuela, 12.75%, 2022		$1,075,000	1,295,375
Republic of Venezuela, 11.95%, 2031		427,000	498,096
Russian Federation, 7.35%, 2016	RUB	100,772,000	3,412,789
Russian Federation, 7.5%, 2018	RUB	426,673,000	14,803,623
Russian Federation, 8.15%, 2027	RUB	73,286,000	2,619,237
United Mexican States, 7%, 2014	MXN	32,900,000	2,665,213
United Mexican States, 8%, 2015	MXN	19,130,000	1,636,364

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Sovereign - continued
United Mexican States, 7.25%, 2016	MXN	29,900,000	$2,555,211
United Mexican States, 7.75%, 2017	MXN	51,620,000	4,567,506
United Mexican States, 8%, 2020	MXN	42,550,000	3,974,210
United Mexican States, 8%, 2023	MXN	12,000,000	1,161,786
United Mexican States, 8.5%, 2029	MXN	43,560,000	4,432,517
United Mexican States, 7.75%, 2031	MXN	17,600,000	1,676,988
United Mexican States, 10%, 2036	MXN	14,890,000	1,752,507
United Mexican States, 8.5%, 2038	MXN	12,720,000	1,314,291

			$224,741,823
Energy - Integrated - 0.2%
Pacific Rubiales Energy Corp., 7.25%, 2021		$967,000	$1,107,215

Food & Beverages - 0.5%
Agrokor D.D., 8.875%, 2020		$602,000	$670,478
Ajecorp B.V., 6.5%, 2022 (n)		547,000	594,863
Marfrig Holding Europe B.V., 9.875%, 2017 (n)		577,000	602,965
Marfrig Overseas Ltd., 9.5%, 2020		120,000	120,750
Minerva Luxembourg S.A., 7.75%, 2023 (n)		728,000	781,690

			$2,770,746
Industrial - 0.1%
Hyva Global B.V., 8.625%, 2016		$629,000	$625,855

International Market Quasi-Sovereign - 0.2%
Eksportfinans A.S.A., 1.875%, 2013		$222,000	$221,556
Temasek Financial I Ltd., 2.375%, 2023 (n)		1,000,000	968,739

			$1,190,295
International Market Sovereign - 29.8%
Federal Republic of Germany, 3.75%, 2015	EUR	9,193,000	$12,824,173
Federal Republic of Germany, 4.25%, 2018	EUR	860,000	1,344,184
Federal Republic of Germany, 3.25%, 2021	EUR	3,494,000	5,323,788
Federal Republic of Germany, 6.25%, 2030	EUR	1,032,000	2,133,399
Government of Australia, 5.75%, 2021	AUD	3,426,000	4,137,724
Government of Canada, 4.5%, 2015	CAD	3,424,000	3,577,196
Government of Canada, 3.25%, 2021	CAD	1,178,000	1,274,410
Government of Canada, 5.75%, 2033	CAD	1,108,000	1,632,362
Government of Japan, 1.7%, 2017	JPY	915,600,000	10,514,119
Government of Japan, 1.1%, 2020	JPY	1,896,800,000	21,552,428
Government of Japan, 2.1%, 2024	JPY	1,087,750,000	13,381,027
Government of Japan, 2.2%, 2027	JPY	741,500,000	9,144,113
Government of Japan, 2.4%, 2037	JPY	376,550,000	4,587,800
Kingdom of Belgium, 4.25%, 2021	EUR	2,013,000	3,101,630
Kingdom of Spain, 4%, 2015	EUR	2,795,000	3,750,031
Kingdom of Spain, 5.5%, 2017	EUR	2,361,000	3,319,508
Kingdom of Spain, 4.6%, 2019	EUR	2,359,000	3,152,876
Kingdom of the Netherlands, 3.75%, 2014	EUR	2,698,000	3,698,140
Kingdom of the Netherlands, 5.5%, 2028	EUR	713,000	1,310,731
Republic of France, 2.5%, 2020	EUR	1,221,000	1,692,528
Republic of France, 6%, 2025	EUR	1,893,000	3,396,750
Republic of France, 4.75%, 2035	EUR	1,499,000	2,490,307
Republic of Iceland, 4.875%, 2016 (n)		$1,200,000	1,280,470
Republic of Ireland, 5.5%, 2017	EUR	2,518,000	3,675,962

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Republic of Ireland, 4.5%, 2020	EUR	402,000	$551,113
Republic of Italy, 4.25%, 2015	EUR	2,400,000	3,258,026
Republic of Italy, 5.25%, 2017	EUR	9,953,000	13,976,340
Republic of Italy, 3.75%, 2021	EUR	2,769,000	3,528,306
Republic of Portugal, 4.45%, 2018	EUR	1,699,000	2,123,307
United Kingdom Treasury, 5%, 2018	GBP	735,000	1,339,610
United Kingdom Treasury, 8%, 2021	GBP	2,072,000	4,684,312
United Kingdom Treasury, 4.25%, 2027	GBP	1,648,000	3,012,043
United Kingdom Treasury, 4.25%, 2036	GBP	1,868,000	3,363,212

			$158,131,925
Metals & Mining - 0.3%
First Quantum Minerals Ltd., 7.25%, 2019 (n)		$578,000	$579,445
Novolipetsk Iron & Steel Corp., 4.45%, 2018 (z)		957,000	959,632

			$1,539,077
Network & Telecom - 0.1%
Telefonica Celular del Paraguay S.A., 6.75%, 2022 (n)		$610,000	$654,225

Oil Services - 0.3%
Afren PLC, 10.25%, 2019		$511,000	$602,699
Qgog Constellation S.A., 6.25%, 2019 (n)		725,000	755,813

			$1,358,512
Other Banks & Diversified Financials - 1.3%
Akbank T.A.S., 7.5%, 2018 (z)	TRY	2,739,000	$1,527,361
Alfa Bank, 7.5%, 2019 (n)		$567,000	611,969
Banco de Credito Del Peru, 6.125%, 2027		523,000	560,656
Banco de Reservas de La Republica Dominicana, 7%, 2023 (n)		668,000	664,660
Bancolombia S.A., 5.125%, 2022		514,000	521,710
BBVA Banco Continental S.A., 5%, 2022 (n)		216,000	226,368
BBVA Bancomer S.A. de C.V., 6.75%, 2022 (n)		425,000	487,156
BBVA Bancomer S.A. Texas Agency, 6.75%, 2022		606,000	694,628
Citigroup, Inc., 6.125%, 2018		232,000	277,567
Halyk Savings Bank of Kazakhstan B.V., 7.25%, 2017		540,000	593,271
Industrial Senior Trust Co., 5.5%, 2022		591,000	588,045

			$6,753,391
Precious Metals & Minerals - 0.1%
IAMGOLD Corp., 6.75%, 2020		$694,000	$671,445

Railroad & Shipping - 0.1%
Brunswick Rail Finance Ltd., 6.5%, 2017 (n)		$601,000	$643,310

Specialty Chemicals - 0.2%
SIBUR Securities Ltd., 3.914%, 2018 (n)		$878,000	$873,610

Steel - 0.2%
Evraz Group S.A., 9.5%, 2018		$765,000	$883,575

Supermarkets - 0.2%
SMU S.A., 7.75%, 2020 (z)		$826,000	$844,585

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Telecommunications - Wireless - 0.6%
America Movil S.A.B de C.V., 6.45%, 2022	MXN	22,510,000	$1,837,064
Digicel Group Ltd., 8.25%, 2017		$541,000	570,755
Digicel Group Ltd., 8.25%, 2020 (n)		200,000	213,300
Vimpelcom Ltd., 7.504%, 2022		542,000	605,685

			$3,226,804
U.S. Treasury Obligations - 15.0%
U.S. Treasury Bonds, 6.875%, 2025		$12,610,000	$19,115,978
U.S. Treasury Bonds, 5.25%, 2029		3,677,000	4,982,335
U.S. Treasury Bonds, 4.5%, 2039		5,312,000	6,819,280
U.S. Treasury Notes, 4.125%, 2015		21,661,000	23,495,427
U.S. Treasury Notes, 4.75%, 2017		5,243,000	6,190,835
U.S. Treasury Notes, 3.5%, 2020		16,250,000	18,743,368

			$79,347,223
Total Bonds			$508,880,683
Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Purchased - 0.0%
EUR Currency - March 2013 @ $0.015		$5,456,350	$95,334

Put Options Purchased - 0.0%
MXN Currency - March 2013 @ $0.078		$31,549,000	$15,468
Issuer	Shares/Par
Money Market Funds - 0.7%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value (v)		3,647,682	$3,647,682
Total Investments			$512,639,167

Other Assets, Less Liabilities - 3.4%			18,297,182
Net Assets - 100.0%			$530,936,349

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $15,943,724, representing 3.0% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Akbank T.A.S., 7.5%, 2018	1/30/13	$1,549,427	$1,527,361
Country Garden Holdings Co. Ltd., 7.5%, 2023	1/03/13	207,000	214,763
Empresa de Telecomunicaciones de Bogota S.A., 7%, 2023	1/10/13	676,788	671,106
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2020	2/01/13	678,922	705,942
Novolipetsk Iron & Steel Corp., 4.45%, 2018	2/11/13	957,000	959,632
Republic of Peru, 6.95%, 2031	1/25/12	2,006,204	2,588,459
SMU S.A., 7.75%, 2020	2/05/13	826,000	844,585
Total Restricted Securities			$7,511,848
% of Net assets			1.4%

5

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Derivative Contracts at 2/28/13

Forward Foreign Currency Exchange Contracts at 2/28/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Westpac Banking Corp.	601,000	4/15/13	$610,775	$611,854	$1,079
SELL	AUD	Goldman Sachs International	139,000	4/15/13	143,976	141,510	2,466
SELL	AUD	Merrill Lynch International Bank	1,118,335	4/15/13	1,168,153	1,138,532	29,621
SELL	AUD	UBS AG	1,182,597	4/15/13	1,219,000	1,203,955	15,045
SELL	AUD	Westpac Banking Corp.	542,599	4/15/13	564,696	552,398	12,298
BUY	BRL	UBS AG	38,686,163	3/04/13	19,422,714	19,544,388	121,674
SELL	BRL	UBS AG	51,407,163	3/04/13	25,988,152	25,971,083	17,069
SELL	BRL	Deutsche Bank AG	6,935,000	3/04/13	3,510,681	3,503,587	7,094
SELL	BRL	JP Morgan Chase Bank N.A.	189,000	3/04/13	95,677	95,483	194
SELL	CAD	Barclays Bank PLC	614,268	4/15/13	617,527	595,087	22,440
SELL	CAD	Citibank N.A.	618,000	4/15/13	607,205	598,703	8,502
SELL	CAD	Merrill Lynch International Bank	2,026,822	4/15/13	2,049,197	1,963,535	85,662

6

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 2/28/13 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
SELL	CAD	UBS AG	16,000	4/15/13	$16,009	$15,500	$509
SELL	CHF	Goldman Sachs International	672,000	4/15/13	720,659	717,304	3,355
SELL	CZK	Barclays Bank PLC	12,000	4/15/13	615	611	4
SELL	DKK	Goldman Sachs International	9,547,081	4/15/13	1,678,563	1,672,462	6,101
SELL	EUR	Barclays Bank PLC	2,769,000	4/15/13	3,706,359	3,616,225	90,134
SELL	EUR	Citibank N.A.	1,758,000	4/15/13	2,333,925	2,295,892	38,033
SELL	EUR	Goldman Sachs International	7,459,697	4/15/13	9,954,779	9,742,126	212,653
SELL	EUR	JP Morgan Chase Bank N.A.	10,714,689	4/15/13	14,241,623	13,993,041	248,582
SELL	EUR	UBS AG	6,499,148	4/15/13	8,698,245	8,487,679	210,566
BUY	GBP	Barclays Bank PLC	199,000	4/15/13	301,776	301,822	46
SELL	GBP	Barclays Bank PLC	885,000	4/15/13	1,398,377	1,342,274	56,103
SELL	GBP	Goldman Sachs International	49,000	4/15/13	77,723	74,318	3,405
SELL	GBP	JP Morgan Chase Bank N.A.	382,000	4/15/13	602,438	579,377	23,061
SELL	GBP	UBS AG	200,920	4/15/13	315,557	304,734	10,823
SELL	HUF	Citibank N.A.	574,985,000	3/14/13	2,593,235	2,537,328	55,907
SELL	HUF	JP Morgan Chase Bank N.A.	804,334,829	4/25/13	3,598,199	3,530,941	67,258
BUY	IDR	Deutsche Bank AG	2,273,430,000	4/08/13	233,652	234,238	586
BUY	IDR	JP Morgan Chase Bank N.A.	1,904,818,000	4/08/13	196,171	196,259	88
BUY	INR	Barclays Bank PLC	1,040,000	3/06/13	19,093	19,108	15
BUY	JPY	Barclays Bank PLC	243,929,000	4/15/13	2,612,865	2,632,423	19,558
BUY	JPY	Goldman Sachs International	37,403,000	4/15/13	400,778	403,644	2,866
BUY	JPY	JP Morgan Chase Bank N.A.	45,876,000	4/15/13	492,150	495,083	2,933
BUY	JPY	UBS AG	68,418,000	4/15/13	731,154	738,351	7,197
SELL	JPY	Barclays Bank PLC	62,623,000	4/15/13	713,336	675,812	37,524
SELL	JPY	Citibank N.A.	27,308,000	4/15/13	300,644	294,701	5,943
SELL	JPY	Credit Suisse Group	8,298,000	4/15/13	92,922	89,550	3,372
SELL	JPY	Goldman Sachs International	432,713,392	4/15/13	4,889,527	4,669,739	219,788
BUY	MXN	Citibank N.A.	15,050,000	3/08/13	1,173,151	1,178,527	5,376
BUY	MXN	Merrill Lynch International Bank	15,136,000	3/08/13	1,181,632	1,185,262	3,630
SELL	MXN	Citibank N.A.	17,999,043	4/15/13	1,405,000	1,404,017	983
SELL	MXN	JP Morgan Chase Bank N.A.	47,528,464	3/08/13-4/05/13	3,729,220	3,715,042	14,178
SELL	MXN	UBS AG	104,000	4/15/13	8,152	8,113	39
BUY	MYR	Barclays Bank PLC	47,548,834	3/04/13-5/02/13	15,303,798	15,328,049	24,251
BUY	MYR	Barclays Bank PLC	41,520,834	3/04/13	13,428,472	13,434,989	6,517
SELL	NOK	Goldman Sachs International	6,938,221	4/15/13	1,235,321	1,206,620	28,701
SELL	NZD	Deutsche Bank AG	700,000	4/15/13	577,108	577,025	83
SELL	NZD	Westpac Banking Corp.	1,104,596	4/15/13	916,693	910,542	6,151
SELL	PEN	Barclays Bank PLC	11,583,602	4/23/13	4,539,918	4,495,635	44,283
SELL	PHP	JP Morgan Chase Bank N.A.	12,235,880	4/11/13	300,932	300,891	41
SELL	PLN	Deutsche Bank AG	6,560,900	3/14/13	2,069,750	2,063,031	6,719
SELL	PLN	Goldman Sachs International	1,930,000	3/14/13	617,421	606,875	10,546
SELL	PLN	JP Morgan Chase Bank N.A.	8,169,000	3/14/13	2,614,603	2,568,687	45,916
SELL	RON	JP Morgan Chase Bank N.A.	4,256,000	3/14/13	1,308,934	1,273,348	35,586
SELL	RUB	Deutsche Bank AG	20,666,000	3/13/13	673,269	673,254	15
SELL	RUB	JP Morgan Chase Bank N.A.	332,657,100	3/13/13-3/25/13	10,937,704	10,825,468	112,236
SELL	SGD	Credit Suisse Group	2,000	4/15/13	1,626	1,615	11
BUY	THB	JP Morgan Chase Bank N.A.	94,284,094	4/17/13	3,128,531	3,159,427	30,896
SELL	TRY	Barclays Bank PLC	1,678,533	4/15/13	943,365	928,164	15,201
SELL	TRY	Goldman Sachs International	7,515,675	4/15/13	4,176,461	4,155,877	20,584
SELL	TRY	JP Morgan Chase Bank N.A.	20,886,759	3/26/13-4/15/13	11,586,477	11,571,353	15,124
BUY	ZAR	Citibank N.A.	11,969,665	4/15/13	1,310,889	1,320,017	9,128

7

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 2/28/13 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
BUY	ZAR	JP Morgan Chase Bank N.A.	15,588,936	4/15/13	$1,702,295	$1,719,151	$16,856
SELL	ZAR	Barclays Bank PLC	48,314,345	4/15/13	5,558,683	5,328,117	230,566
SELL	ZAR	Citibank N.A.	26,606,819	4/15/13	2,969,710	2,934,206	35,504
SELL	ZAR	Deutsche Bank AG	19,096,000	4/15/13	2,149,555	2,105,911	43,644
SELL	ZAR	Goldman Sachs International	12,334,981	4/15/13	1,377,564	1,360,304	17,260
SELL	ZAR	JP Morgan Chase Bank N.A.	45,280,000	4/15/13	5,111,328	4,993,488	117,840
SELL	ZAR	UBS AG	9,946,000	4/15/13	1,107,546	1,096,847	10,699

							$2,558,118

Liability Derivatives
BUY	AUD	Deutsche Bank AG	630,000	4/15/13	$642,448	$641,378	$(1,070)
BUY	AUD	Goldman Sachs International	153,000	4/15/13	159,115	155,763	(3,352)
BUY	BRL	Deutsche Bank AG	6,935,000	3/04/13	3,522,987	3,503,587	(19,400)
BUY	BRL	JP Morgan Chase Bank N.A.	189,000	3/04/13	96,335	95,483	(852)
BUY	BRL	UBS AG	65,625,163	3/04/13-4/02/13	33,115,657	33,056,075	(59,582)
BUY	CAD	Barclays Bank PLC	73,000	4/15/13	72,547	70,721	(1,826)
BUY	CHF	UBS AG	672,000	4/15/13	734,353	717,304	(17,049)
BUY	COP	Barclays Bank PLC	1,112,000,000	4/29/13	610,452	610,250	(202)
SELL	COP	Barclays Bank PLC	989,840,000	4/29/13	541,784	543,210	(1,426)
BUY	DKK	Credit Suisse Group	375,000	4/15/13	67,854	65,693	(2,161)
BUY	DKK	Goldman Sachs International	16,825,603	4/15/13	3,028,650	2,947,517	(81,133)
BUY	EUR	Barclays Bank PLC	4,063,000	4/15/13	5,418,707	5,306,148	(112,559)
BUY	EUR	Citibank N.A.	1,744,194	4/15/13	2,306,120	2,277,862	(28,258)
BUY	EUR	Credit Suisse Group	843,496	4/15/13	1,131,514	1,101,578	(29,936)
BUY	EUR	Goldman Sachs International	1,506,000	4/15/13	1,998,734	1,966,788	(31,946)
BUY	EUR	JP Morgan Chase Bank N.A.	6,916,302	4/15/13	9,241,453	9,032,468	(208,985)
BUY	EUR	UBS AG	367,000	4/15/13	493,675	479,290	(14,385)
BUY	GBP	Barclays Bank PLC	1,004,075	4/15/13	1,565,019	1,522,874	(42,145)
BUY	GBP	Credit Suisse Group	239,000	4/15/13	378,046	362,490	(15,556)
BUY	GBP	Goldman Sachs International	1,931,757	4/15/13	3,088,361	2,929,884	(158,477)
BUY	HUF	Citibank N.A.	57,663,000	3/14/13	259,536	254,459	(5,077)
BUY	HUF	Deutsche Bank AG	894,400,369	3/14/13	3,962,416	3,946,864	(15,552)
BUY	IDR	Barclays Bank PLC	558,941,000	4/08/13	57,724	57,589	(135)
SELL	IDR	JP Morgan Chase Bank N.A.	50,666,845,000	4/08/13	5,207,026	5,220,357	(13,331)
BUY	INR	Barclays Bank PLC	74,274,000	3/06/13	1,388,299	1,364,615	(23,684)
BUY	INR	Deutsche Bank AG	73,188,000	3/22/13	1,342,899	1,339,865	(3,034)
BUY	INR	JP Morgan Chase Bank N.A.	76,845,000	3/06/13-3/21/13	1,409,442	1,407,414	(2,028)
BUY	JPY	Barclays Bank PLC	159,315,000	4/15/13	1,739,618	1,719,289	(20,329)
BUY	JPY	Citibank N.A.	62,064,000	4/15/13	699,961	669,780	(30,181)
BUY	JPY	Credit Suisse Group	858,510,416	4/15/13	9,784,837	9,264,838	(519,999)
BUY	JPY	Goldman Sachs International	26,645,000	4/15/13	305,998	287,546	(18,452)
BUY	JPY	Merrill Lynch International Bank	815,411,418	4/15/13	9,295,192	8,799,724	(495,468)
BUY	JPY	UBS AG	47,362,000	4/15/13	516,001	511,119	(4,882)
SELL	JPY	Credit Suisse Group	164,208,514	4/15/13	1,756,658	1,772,099	(15,441)
SELL	JPY	Goldman Sachs International	697,835,655	4/15/13	7,474,272	7,530,875	(56,603)
BUY	MXN	Barclays Bank PLC	343,000	4/15/13	26,834	26,756	(78)
BUY	MXN	Citibank N.A.	32,502,003	3/08/13-4/15/13	2,552,763	2,541,363	(11,400)
BUY	MXN	Goldman Sachs International	6,100,000	4/15/13	475,901	475,831	(70)
BUY	MXN	UBS AG	34,912,572	3/08/13-4/15/13	2,753,316	2,727,888	(25,428)
SELL	MXN	Goldman Sachs International	69,686,000	4/15/13	5,384,443	5,435,864	(51,421)
BUY	MYR	JP Morgan Chase Bank N.A.	41,520,834	3/04/13	13,441,078	13,434,989	(6,089)
BUY	MYR	Merrill Lynch International Bank	4,565,000	3/14/13	1,506,601	1,476,035	(30,566)

8

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 2/28/13 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	MYR	Barclays Bank PLC	46,868,834	3/04/13-3/14/13	$15,134,833	$15,164,323	$(29,490)
SELL	MYR	JP Morgan Chase Bank N.A.	41,520,834	3/04/13	13,428,472	13,434,989	(6,517)
BUY	NGN	JP Morgan Chase Bank N.A.	124,162,400	3/25/13	785,838	778,046	(7,792)
BUY	NOK	Goldman Sachs International	6,928,618	4/15/13	1,249,101	1,204,950	(44,151)
BUY	NZD	Deutsche Bank AG	723,000	4/15/13	603,503	595,984	(7,519)
BUY	NZD	UBS AG	720,000	4/15/13	606,578	593,511	(13,067)
BUY	NZD	Westpac Banking Corp.	1,107,228	4/15/13	924,369	912,711	(11,658)
SELL	NZD	Westpac Banking Corp.	744,000	4/15/13	610,956	613,295	(2,339)
BUY	PEN	Barclays Bank PLC	7,596,000	4/23/13	2,951,049	2,948,033	(3,016)
BUY	PEN	Deutsche Bank AG	651,000	4/23/13	253,406	252,655	(751)
BUY	PHP	JP Morgan Chase Bank N.A.	12,272,000	4/11/13	301,820	301,779	(41)
BUY	PLN	JP Morgan Chase Bank N.A.	27,660,173	3/14/13-4/25/13	8,878,768	8,695,250	(183,518)
BUY	PLN	Merrill Lynch International Bank	627,000	3/14/13	198,917	197,156	(1,761)
BUY	RON	Deutsche Bank AG	6,828,000	4/18/13	2,066,527	2,033,150	(33,377)
BUY	RON	JP Morgan Chase Bank N.A.	24,922,000	3/14/13-4/18/13	7,583,749	7,434,750	(148,999)
SELL	RON	JP Morgan Chase Bank N.A.	27,493,000	4/18/13	8,135,468	8,186,497	(51,029)
BUY	RUB	Credit Suisse Group	229,877,850	3/25/13	7,550,000	7,475,934	(74,066)
BUY	RUB	JP Morgan Chase Bank N.A.	155,105,444	3/13/13-3/25/13	5,122,056	5,048,236	(73,820)
BUY	RUB	UBS AG	3,316,000	3/13/13	109,765	108,028	(1,737)
SELL	RUB	Deutsche Bank AG	20,665,000	3/13/13	672,470	673,222	(752)
BUY	SEK	Citibank N.A.	3,879,000	4/15/13	615,224	599,200	(16,024)
BUY	SEK	Credit Suisse Group	419,000	4/15/13	65,488	64,724	(764)
BUY	SEK	Deutsche Bank AG	6,900,706	4/15/13	1,088,472	1,065,972	(22,500)
BUY	SEK	Goldman Sachs International	6,919,925	4/15/13	1,088,096	1,068,941	(19,155)
BUY	SEK	JP Morgan Chase Bank N.A.	4,446,815	4/15/13	691,498	686,912	(4,586)
SELL	SEK	Goldman Sachs International	11,897,674	4/15/13	1,823,517	1,837,868	(14,351)
SELL	THB	JP Morgan Chase Bank N.A.	85,833,000	4/17/13	2,862,264	2,876,234	(13,970)
BUY	TRY	Citibank N.A.	332,000	4/15/13	186,964	183,583	(3,381)
BUY	TRY	Deutsche Bank AG	46,000	4/15/13	25,878	25,436	(442)
BUY	TRY	Goldman Sachs International	14,525,377	4/15/13	8,143,805	8,031,971	(111,834)
BUY	TRY	JP Morgan Chase Bank N.A.	9,877,000	4/15/13	5,552,326	5,461,598	(90,728)
BUY	TRY	Merrill Lynch International Bank	396,000	4/15/13	219,437	218,973	(464)
BUY	ZAR	Barclays Bank PLC	12,100,871	4/15/13	1,338,741	1,334,487	(4,254)
BUY	ZAR	Citibank N.A.	10,045,000	4/15/13	1,114,635	1,107,765	(6,870)
BUY	ZAR	Deutsche Bank AG	4,160,331	4/15/13	459,994	458,802	(1,192)
BUY	ZAR	Goldman Sachs International	111,571,000	4/15/13	12,678,151	12,304,074	(374,077)
SELL	ZAR	Merrill Lynch International Bank	6,413,000	4/15/13	702,610	707,227	(4,617)

							$(3,564,157)

Swap Agreements at 2/28/13

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swap Agreements
1/02/2014	BRL	14,000,000	JP Morgan Chase Bank N.A.	7.73% (fixed rate)	CDI (floating rate)	$22,049
1/02/2015	BRL	1,700,000	JP Morgan Chase Bank N.A.	8.35% (fixed rate)	CDI (floating rate)	4,645
1/02/2017	BRL	7,000,000	JP Morgan Chase Bank N.A.	8.895% (fixed rate)	CDI (floating rate)	—
1/02/2017	BRL	16,000,000	JP Morgan Chase Bank N.A.	8.96% (fixed rate)	CDI (floating rate)	53,272
1/04/2021	BRL	9,000,000	JP Morgan Chase Bank N.A.	9.44% (fixed rate)	CDI (floating rate)	36,271
1/04/2021	BRL	7,000,000	JP Morgan Chase Bank N.A.	9.30% (fixed rate)	CDI (floating rate)	—

						$116,237

9

Portfolio of Investments (unaudited) – continued

Swap Agreements at 2/28/13 - continued

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives
Credit Default Swap Agreements
3/20/2023	USD	2,806,000	Morgan Stanley Capital Services, Inc. (a)	1.0% (fixed rate)	(1)	$(114,451)

Interest Rate Swap Agreements
1/02/2015	BRL	5,100,000	JP Morgan Chase Bank N.A.	7.855% (fixed rate)	CDI (floating rate)	$(10,441)
1/02/2017	BRL	7,000,000	JP Morgan Chase Bank N.A.	8.598% (fixed rate)	CDI (floating rate)	(15,592)
1/02/2017	BRL	3,000,000	JP Morgan Chase Bank N.A.	8.50% (fixed rate)	CDI (floating rate)	(12,768)
1/02/2017	BRL	5,000,000	JP Morgan Chase Bank N.A.	8.30% (fixed rate)	CDI (floating rate)	(35,336)
1/04/2021	BRL	3,000,000	JP Morgan Chase Bank N.A.	9.21% (fixed rate)	CDI (floating rate)	(1,948)
1/04/2021	BRL	2,000,000	JP Morgan Chase Bank N.A.	9.16% (fixed rate)	CDI (floating rate)	(3,265)
1/04/2021	BRL	3,200,000	JP Morgan Chase Bank N.A.	9.03% (fixed rate)	CDI (floating rate)	(13,269)
1/04/2021	BRL	4,000,000	JP Morgan Chase Bank N.A.	9.04% (fixed rate)	CDI (floating rate)	(18,166)
1/04/2021	BRL	3,000,000	JP Morgan Chase Bank N.A.	8.91% (fixed rate)	CDI (floating rate)	(21,130)

						$(131,915)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Republic of Philipines, 10.625%, 3/16/25, a B rated bond. The fund entered into the contract to gain issuer exposure.

(a)	Net unamortized premiums received by the fund amounted to $111,119.

At February 28, 2013, the fund had cash collateral of $300,000 to cover any commitments for securities sold short and certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

10

Supplemental Information

2/28/13 (unaudited)

(1) Investment Concentration

The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds. The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the global bond market, as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At February 28, 2013, the fund did not have more than 25% of its assets invested in any one industry.

(2) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

11

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts and swap agreements. The following is a summary of the levels used as of February 28, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$79,347,223	$—	$79,347,223
Non-U.S. Sovereign Debt	—	399,719,033	—	399,719,033
Corporate Bonds	—	277,567	—	277,567
Commercial Mortgage-Backed Securities	—	3,070,337	—	3,070,337
Foreign Bonds	—	26,466,523	—	26,466,523
Purchased Currency Options	—	110,802	—	110,802
Mutual Funds	3,647,682	—	—	3,647,682
Total Investments	$3,647,682	$508,991,485	$—	$512,639,167

Other Financial Instruments
Swap Agreements	$—	$(130,129)	$—	$(130,129)
Forward Foreign Currency Exchange Contracts	—	(1,006,039)	—	(1,006,039)

For further information regarding security characteristics, see the Portfolio of Investments.

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$514,398,000
Gross unrealized appreciation	8,841,764
Gross unrealized depreciation	(10,600,597)
Net unrealized appreciation (depreciation)	$(1,758,833)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	33,952,875	223,627,504	(253,932,697)	3,647,682

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$40,695	$3,647,682

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2013, are as follows:

United States	12.4%
Japan	11.2%
Brazil	8.4%
Russia	6.3%
Mexico	6.0%
Turkey	5.8%
South Africa	5.2%
Poland	4.3%
Indonesia	4.1%
Other Countries	36.3%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

12

QUARTERLY REPORT

February 28, 2013

MFS® GROWTH ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

2/28/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 100.0%
MFS Absolute Return Fund - Class R5	3,559,580	$34,670,308
MFS Commodity Strategy Fund - Class R5 (v)	14,900,170	137,975,575
MFS Emerging Markets Debt Fund - Class R5	6,483,203	104,314,743
MFS Emerging Markets Equity Fund - Class R5	1,032,486	34,598,608
MFS Global Bond Fund - Class R5	13,453,507	138,705,657
MFS Global Real Estate Fund - Class R5 (v)	6,896,084	104,268,796
MFS Growth Fund - Class R5 (a)	7,094,650	382,543,530
MFS High Income Fund - Class R5	48,344,192	174,039,091
MFS Inflation-Adjusted Bond Fund - Class I	15,328,625	173,979,890
MFS International Growth Fund - Class R5	6,718,807	173,479,605
MFS International New Discovery Fund - Class R5	2,706,052	69,464,343
MFS International Value Fund - Class R5	6,095,354	173,412,832
MFS Mid Cap Growth Fund - Class R5 (a)	28,170,063	313,251,101
MFS Mid Cap Value Fund - Class R5	18,901,884	313,582,256
MFS New Discovery Fund - Class R5 (a)	2,843,343	69,690,342
MFS New Discovery Value Fund - Class R5	6,103,260	69,516,129
MFS Research Bond Fund - Class R5	9,439,227	104,397,852
MFS Research Fund - Class R5	9,121,242	278,106,664
MFS Research International Fund - Class R5	15,488,924	243,021,210
MFS Value Fund - Class R5	13,975,496	382,090,061
Total Underlying Affiliated Funds		$3,475,108,593

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value (v)	11	$11
Total Investments		$3,475,108,604

Other Assets, Less Liabilities - 0.0%		845,212
Net Assets - 100.0%		$3,475,953,816

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

2/28/13 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$3,475,108,604	$—	$—	$3,475,108,604

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,715,449,042
Gross unrealized appreciation	770,936,513
Gross unrealized depreciation	(11,276,951)
Net unrealized appreciation (depreciation)	$759,659,562

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund (r)	3,089,597	3,931,852	(3,461,869)	3,559,580
MFS Commodity Strategy Fund (r)	12,797,010	15,405,387	(13,302,227)	14,900,170
MFS Emerging Markets Debt Fund (r)	5,924,698	6,949,702	(6,391,197)	6,483,203
MFS Emerging Markets Equity Fund (r)	949,405	1,084,202	(1,001,121)	1,032,486
MFS Global Bond Fund (r)	11,504,338	14,566,832	(12,617,663)	13,453,507
MFS Global Real Estate Fund (r)	6,656,942	7,204,066	(6,964,924)	6,896,084
MFS Growth Fund (r)	6,728,684	7,243,846	(6,877,880)	7,094,650
MFS High Income Fund (r)	43,323,307	51,428,242	(46,407,357)	48,344,192
MFS Inflation-Adusted Bond Fund	13,331,220	3,188,311	(1,190,906)	15,328,625
MFS Insitutional Money Market Portfolio	37	34,519,057	(34,519,083)	11
MFS International Growth Fund (r)	5,824,016	6,969,324	(6,074,533)	6,718,807
MFS International New Discovery Fund (r)	2,653,646	2,819,623	(2,767,217)	2,706,052
MFS International Value Fund (r)	5,663,542	6,367,236	(5,935,424)	6,095,354
MFS Mid Cap Growth Fund (r)	27,057,806	30,279,777	(29,167,520)	28,170,063
MFS Mid Cap Value Fund (r)	18,850,182	19,758,194	(19,706,492)	18,901,884
MFS New Discovery Fund (r)	2,858,004	3,092,300	(3,106,961)	2,843,343
MFS New Discovery Value Fund (r)	5,911,389	6,487,090	(6,295,219)	6,103,260
MFS Research Bond Fund (r)	8,310,231	10,128,214	(8,999,218)	9,439,227
MFS Research Fund (r)	8,608,321	9,305,506	(8,792,585)	9,121,242
MFS Research International Fund (r)	14,439,195	16,255,509	(15,205,780)	15,488,924
MFS Value Fund (r)	13,335,209	14,362,318	(13,722,031)	13,975,496

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(11,914)	$—	$384,594	$34,670,308
MFS Commodity Strategy Fund	390,186	—	1,144,084	137,975,575
MFS Emerging Markets Debt Fund	2,044,854	626,959	3,581,934	104,314,743
MFS Emerging Markets Equity Fund	806,679	—	335,984	34,598,608
MFS Global Bond Fund	320,361	2,782,716	2,573,190	138,705,657
MFS Global Real Estate Fund	2,050,179	2,229,321	3,222,878	104,268,796
MFS Growth Fund	3,117,607	—	—	382,543,530
MFS High Income Fund	3,750,298	—	7,983,324	174,039,091
MFS Inflation-Adusted Bond Fund	2,547,125	928,883	1,968,723	173,979,890
MFS Insitutional Money Market Portfolio	—	—	277	11
MFS International Growth Fund	2,651,802	580,132	1,914,249	173,479,605
MFS International New Discovery Fund	1,337,003	—	850,995	69,464,343
MFS International Value Fund	3,227,778	—	3,070,645	173,412,832
MFS Mid Cap Growth Fund	4,787,724	—	—	313,251,101
MFS Mid Cap Value Fund	6,802,947	—	3,224,357	313,582,256
MFS New Discovery Fund	3,006,029	—	—	69,690,342
MFS New Discovery Value Fund	1,079,443	2,276,479	542,885	69,516,129
MFS Research Bond Fund	1,636,816	—	2,437,456	104,397,852
MFS Research Fund	2,561,402	—	2,593,920	278,106,664
MFS Research International Fund	4,727,899	—	4,581,184	243,021,210
MFS Value Fund	4,355,308	2,560,516	5,602,491	382,090,061

	$51,189,526	$11,985,006	$46,013,170	$3,475,108,604

(r)	During the period ended February 28, 2013, the fund’s investment in the underlying fund’s Class I shares was converted to Class R5 shares. The fund became a shareholder of Class R5 and received Class R5 shares with a total net asset value equal to its Class I shares at the time of the conversion. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD.

4

QUARTERLY REPORT

February 28, 2013

MFS® INTERNATIONAL DIVERSIFICATION FUND

PORTFOLIO OF INVESTMENTS

2/28/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 100.0%
MFS Emerging Markets Equity Fund - Class R5	9,307,447	$311,892,552
MFS International Growth Fund - Class R5	30,240,990	780,822,357
MFS International New Discovery Fund - Class R5	12,192,015	312,969,041
MFS International Value Fund - Class R5	27,438,637	780,629,219
MFS Research International Fund - Class R5	59,804,382	938,330,751
Total Underlying Affiliated Funds		$3,124,643,920

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value (v)	79,842	$79,842
Total Investments		$3,124,723,762

Other Assets, Less Liabilities - 0.0%		1,352,534
Net Assets - 100.0%		$3,126,076,296

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

2/28/13 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$3,124,723,762	$—	$—	$3,124,723,762

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,944,390,034
Gross unrealized appreciation	293,378,661
Gross unrealized depreciation	(113,044,933)
Net unrealized appreciation (depreciation)	$180,333,728

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Fund (r)	8,383,139	9,675,908	(8,751,600)	9,307,447
MFS Institutional Money Market Portfolio	6,500,465	91,398,280	(97,818,903)	79,842
MFS International Growth Fund (r)	25,495,210	30,960,632	(26,214,852)	30,240,990
MFS International New Discovery Fund (r)	11,620,235	12,507,067	(11,935,287)	12,192,015
MFS International Value Fund (r)	24,840,535	28,082,594	(25,484,492)	27,438,637
MFS Research International Fund (r)	54,453,638	61,383,041	(56,032,297)	59,804,382

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Fund	$4,739,021	$—	$2,961,696	$311,892,552
MFS Institutional Money Market Portfolio	—	—	1,418	79,842
MFS International Growth Fund	4,547,280	2,571,041	8,483,600	780,822,357
MFS International New Discovery Fund	3,053,977	—	3,759,690	312,969,041
MFS International Value Fund	4,598,153	—	13,595,682	780,629,219
MFS Research International Fund	5,430,365	—	17,380,574	938,330,751

	$22,368,796	$2,571,041	$46,182,660	$3,124,723,762

(r)	During the period ended February 28, 2013, the fund’s investment in the underlying fund’s Class I shares was converted to Class R5 shares. The fund became a shareholder of Class R5 and received Class R5 shares with a total net asset value equal to its Class I shares at the time of the conversion. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD.

3

QUARTERLY REPORT

February 28, 2013

MFS® INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS

2/28/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.4%
Aerospace - 1.0%
Rolls-Royce Holdings PLC	1,845,414	$28,701,373

Airlines - 1.2%
Copa Holdings S.A., “A”	301,160	$31,447,127

Alcoholic Beverages - 7.2%
Carlsberg A.S., “B”	305,362	$31,382,787
Diageo PLC	2,112,921	63,340,696
Heineken N.V.	620,133	46,195,257
Pernod Ricard S.A.	430,252	55,828,882

		$196,747,622
Apparel Manufacturers - 5.4%
Cia.Hering S.A.	1,070,200	$20,767,092
Compagnie Financiere Richemont S.A.	335,304	26,806,296
Li & Fung Ltd.	23,692,400	31,770,715
LVMH Moet Hennessy Louis Vuitton S.A.	393,779	67,659,054

		$147,003,157
Automotive - 3.4%
Bayerische Motoren Werke AG	344,474	$31,795,760
Guangzhou Automobile Group Co. Ltd., “H”	14,010,000	11,669,581
Honda Motor Co. Ltd.	1,338,400	49,888,575

		$93,353,916
Broadcasting - 1.1%
Publicis Groupe S.A.	455,396	$30,095,717

Brokerage & Asset Managers - 1.1%
Aberdeen Asset Management PLC	2,448,865	$15,935,789
BM&F Bovespa S.A.	2,036,700	13,798,195

		$29,733,984
Business Services - 8.3%
Accenture PLC, “A”	525,470	$39,073,949
Amadeus IT Holding S.A.	639,207	16,319,457
Brenntag AG	203,900	29,069,208
Capita Group PLC	2,242,984	27,973,363
Compass Group PLC	5,003,450	60,761,828
Experian Group Ltd.	1,633,198	27,041,231
Intertek Group PLC	313,130	15,861,382
LPS Brasil - Consultoria de Imoveis S.A.	471,700	8,531,302

		$224,631,720
Computer Software - 3.0%
Check Point Software Technologies Ltd. (a)	271,840	$14,274,318
Dassault Systems S.A.	116,378	13,182,199
OBIC Co. Ltd.	102,560	21,731,345
SAP AG	408,263	31,867,740

		$81,055,602
Computer Software - Systems - 0.8%
NICE Systems Ltd., ADR (a)	605,560	$21,382,324

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Construction - 0.6%
Bellway PLC	871,252	$15,318,885

Consumer Products - 4.2%
L’Oreal S.A.	139,150	$20,777,953
Reckitt Benckiser Group PLC	772,645	51,914,134
Uni-Charm Corp.	697,200	40,392,319

		$113,084,406
Electrical Equipment - 2.5%
Legrand S.A.	239,328	$11,003,087
Mettler-Toledo International, Inc. (a)	122,870	26,146,736
Schneider Electric S.A.	407,177	31,321,267

		$68,471,090
Electronics - 3.7%
ASML Holding N.V. (l)	209,251	$14,852,636
Samsung Electronics Co. Ltd.	25,314	35,976,945
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,751,875	50,221,719

		$101,051,300
Energy - Independent - 0.9%
INPEX Corp.	4,774	$25,391,973

Energy - Integrated - 2.4%
BG Group PLC	2,832,000	$50,073,213
Suncor Energy, Inc.	490,569	14,865,727

		$64,938,940
Engineering - Construction - 0.6%
JGC Corp.	591,400	$16,321,083

Food & Beverages - 5.6%
Groupe Danone	1,077,853	$74,682,147
M. Dias Branco S.A. Industria e Comercio de Alimentos	268,700	10,316,864
Nestle S.A.	949,208	66,242,667

		$151,241,678
Food & Drug Stores - 2.7%
CP All PLC	8,544,900	$13,571,312
Dairy Farm International Holdings Ltd.	981,300	13,061,103
Lawson, Inc.	468,800	34,847,686
Sundrug Co. Ltd.	344,500	13,324,334

		$74,804,435
Gaming & Lodging - 0.8%
Sands China Ltd.	4,696,800	$22,376,961

General Merchandise - 0.8%
Dollarama, Inc.	219,000	$12,869,236
Lojas Renner S.A.	255,200	9,716,011

		$22,585,247
Insurance - 1.5%
AIA Group Ltd.	9,176,200	$39,754,541

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Internet - 1.3%
NHN Corp.	33,317	$8,063,607
Yahoo Japan Corp.	61,900	26,211,835

		$34,275,442
Machinery & Tools - 2.9%
KONE Oyj “B” (l)	278,792	$22,492,902
Schindler Holding AG	153,515	23,733,533
Weir Group PLC	920,700	32,651,311

		$78,877,746
Major Banks - 2.2%
HSBC Holdings PLC	2,051,611	$22,732,199
Standard Chartered PLC	1,366,496	37,137,134

		$59,869,333
Medical & Health Technology & Services - 1.3%
Fleury S.A.	625,400	$6,950,995
Fresenius Medical Care AG & Co. KGaA	407,363	27,902,857

		$34,853,852
Medical Equipment - 2.2%
Essilor International S.A.	243,685	$25,082,847
Sonova Holding AG	280,853	33,619,659

		$58,702,506
Metals & Mining - 1.7%
Iluka Resources Ltd.	861,559	$9,217,441
Rio Tinto Ltd.	562,933	38,360,678

		$47,578,119
Network & Telecom - 1.0%
Ericsson, Inc., “B”	2,292,713	$27,731,086

Oil Services - 1.4%
Saipem S.p.A.	1,022,724	$27,228,120
Technip	94,680	10,254,638

		$37,482,758
Other Banks & Diversified Financials - 7.4%
Banco Santander Chile, ADR	544,767	$15,830,929
Bank Rakyat Indonesia	32,736,500	31,931,956
Credicorp Ltd.	191,070	28,656,679
Grupo Financiero Santander Mexico S.A.B. de C.V., ADR (a)	839,100	12,519,372
HDFC Bank Ltd.	1,935,020	22,256,984
Itau Unibanco Holding S.A., ADR	1,851,150	32,691,309
Julius Baer Group Ltd.	583,686	22,119,414
Sberbank of Russia	4,726,030	16,017,177
Siam Commercial Bank Co. Ltd.	3,453,700	20,664,155

		$202,687,975
Pharmaceuticals - 4.4%
Bayer AG	284,521	$28,178,671
Novo Nordisk A/S, “B”	161,012	28,119,628
Roche Holding AG	186,335	42,484,216
Santen Pharmaceutical Co. Ltd.	476,800	21,347,718

		$120,130,233

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Precious Metals & Minerals - 0.8%
Goldcorp, Inc.	305,720	$9,978,701
Newcrest Mining Ltd.	576,627	13,274,536

		$23,253,237
Railroad & Shipping - 2.9%
Canadian National Railway Co.	519,830	$52,710,762
Kuehne & Nagel, Inc. AG	218,860	25,153,077

		$77,863,839
Real Estate - 0.3%
LEG Immobilien AG (a)	131,810	$7,566,555

Specialty Chemicals - 5.0%
Akzo Nobel N.V.	281,184	$17,904,903
Croda International PLC	495,343	19,477,847
L’Air Liquide S.A.	214,747	26,061,539
Linde AG	261,675	47,385,358
Symrise AG	669,585	25,390,453

		$136,220,100
Specialty Stores - 0.9%
Industria de Diseno Textil S.A.	183,318	$24,428,199

Telecommunications - Wireless - 0.6%
MTN Group Ltd.	790,730	$15,402,498

Telephone Services - 1.1%
China Unicom (Hong Kong) Ltd.	20,784,000	$30,181,581

Tobacco - 2.2%
Japan Tobacco, Inc.	1,938,100	$61,160,238
Total Common Stocks		$2,677,758,378

Money Market Funds - 0.7%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value (v)	19,381,393	$19,381,393

Collateral for Securities Loaned - 0.7%
Navigator Securities Lending Prime Portfolio, 0.22% at Net Asset Value (j)	18,006,075	$18,006,075
Total Investments		$2,715,145,846
Other Assets, Less Liabilities - 0.2%		5,182,090
Net Assets - 100.0%		$2,720,327,936

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

2/28/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$213,407,289	$255,513,096	$—	$468,920,385
France	138,503,591	227,445,739	—	365,949,330
Japan	310,617,106	—	—	310,617,106
Switzerland	55,739,073	184,419,789	—	240,158,862
Germany	122,000,647	107,155,955	—	229,156,602
Hong Kong	106,963,320	—	—	106,963,320
Brazil	102,771,768	—	—	102,771,768
Canada	90,424,426	—	—	90,424,426
Netherlands	14,852,636	64,100,160	—	78,952,796
Other Countries	326,127,647	357,716,136	—	683,843,783
Mutual Funds	37,387,468	—	—	37,387,468
Total Investments	$1,518,794,971	$1,196,350,875	$—	$2,715,145,846

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $284,297,083 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $624,320,973 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,258,357,558
Gross unrealized appreciation	514,862,617
Gross unrealized depreciation	(58,074,329)
Net unrealized appreciation (depreciation)	$456,788,288

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	22,463,466	376,796,985	(379,879,058)	19,381,393

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$28,222	$19,381,393

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2013, are as follows:

United Kingdom	17.3%
France	13.5%
Japan	11.4%
Switzerland	8.8%
Germany	8.4%
Hong Kong	3.9%
United States	3.9%
Brazil	3.8%
Canada	3.3%
Other Countries	25.7%

6

QUARTERLY REPORT

February 28, 2013

MFS® INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS

2/28/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 93.1%
Aerospace - 0.9%
Cobham PLC	24,014,688	$84,203,473

Alcoholic Beverages - 2.4%
Heineken N.V.	2,932,018	$218,413,348

Automotive - 0.7%
USS Co. Ltd.	548,520	$60,302,285

Broadcasting - 1.6%
Fuji Television Network, Inc.	43,241	$75,808,205
Nippon Television Holdings, Inc.	4,384,500	65,940,155

		$141,748,360
Brokerage & Asset Managers - 2.0%
Computershare Ltd.	5,089,729	$52,869,079
Daiwa Securities Group, Inc.	17,417,000	107,670,094
IG Group Holdings PLC	2,625,869	19,609,661

		$180,148,834
Business Services - 6.5%
Amadeus IT Holding S.A.	4,947,770	$126,320,455
Brenntag AG	422,714	60,264,646
Bunzl PLC	6,494,544	124,071,551
Compass Group PLC	14,800,706	179,739,570
Nomura Research, Inc.	4,143,400	93,873,557

		$584,269,779
Chemicals - 1.2%
Givaudan S.A.	89,292	$106,696,938

Computer Software - 0.6%
OBIC Co. Ltd.	269,130	$57,025,712

Computer Software - Systems - 2.1%
Canon, Inc.	3,329,800	$120,884,421
Nintendo Co. Ltd.	384,200	37,139,195
Venture Corp. Ltd.	4,562,500	31,402,254

		$189,425,870
Construction - 0.7%
Geberit AG	268,783	$64,905,453

Consumer Products - 7.5%
Henkel KGaA, IPS	2,122,181	$186,890,849
Kao Corp.	8,120,400	259,670,575
KOSE Corp.	1,368,800	30,007,569
Reckitt Benckiser Group PLC	2,888,991	194,111,739

		$670,680,732
Containers - 0.4%
Brambles Ltd.	4,258,343	$37,879,505

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - 2.0%
Legrand S.A.	2,527,565	$116,204,613
Spectris PLC	1,639,546	59,072,745

		$175,277,358
Electronics - 3.2%
ASM International N.V.	755,977	$29,971,202
Halma PLC	8,147,140	60,841,353
Hirose Electric Co. Ltd.	538,920	65,119,258
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,962,202	127,060,187

		$282,992,000
Energy - Independent - 0.5%
Cairn Energy PLC (a)	11,882,911	$48,979,282

Energy - Integrated - 4.0%
BP PLC	20,664,455	$139,168,148
Royal Dutch Shell PLC, “A”	6,652,139	218,988,334

		$358,156,482
Food & Beverages - 6.2%
Groupe Danone	4,565,367	$316,324,590
ITO EN Ltd.	1,022,500	20,705,928
Nestle S.A.	3,210,684	224,064,980

		$561,095,498
Food & Drug Stores - 1.3%
Lawson, Inc.	1,532,800	$113,938,850

Insurance - 6.5%
Amlin PLC	4,382,653	$28,325,648
Catlin Group Ltd.	4,468,834	34,173,990
Delta Lloyd N.V.	2,736,920	48,360,176
Euler Hermes (a)	311,627	27,281,700
Hiscox Ltd.	7,859,026	62,235,640
ING Groep N.V. (a)	8,353,986	67,026,079
Jardine Lloyd Thompson Group PLC	2,928,881	35,457,209
Sony Financial Holdings, Inc.	2,424,700	38,297,128
Swiss Re Ltd.	1,601,995	127,655,567
Zurich Insurance Group AG	427,410	116,834,381

		$585,647,518
Leisure & Toys - 0.3%
Sankyo Co. Ltd.	553,500	$23,318,778

Machinery & Tools - 1.6%
Glory Ltd.	1,448,600	$33,194,804
Neopost S.A.	1,246,201	71,851,830
Schindler Holding AG	273,558	42,292,270

		$147,338,904
Major Banks - 3.8%
Bank of Ireland (a)	83,404,980	$14,338,220
HSBC Holdings PLC	21,432,561	237,476,420
Sumitomo Mitsui Financial Group, Inc.	2,333,900	93,416,431

		$345,231,071

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical & Health Technology & Services - 0.7%
Kobayashi Pharmaceutical Co. Ltd.	1,241,900	$58,886,077

Medical Equipment - 0.4%
Nihon Kohden Corp.	1,130,300	$39,266,005

Network & Telecom - 2.9%
Ericsson, Inc., “B”	14,861,133	$179,750,087
Nokia Oyj (l)	21,991,909	80,084,485

		$259,834,572
Other Banks & Diversified Financials - 4.2%
Anglo Irish Bank Corp. PLC (a)	851,990	$0
Chiba Bank Ltd.	4,934,000	31,459,640
DnB NOR A.S.A.	7,178,708	106,691,385
Hachijuni Bank Ltd.	4,842,000	25,910,368
Joyo Bank Ltd.	6,962,000	34,776,200
Julius Baer Group Ltd.	1,169,767	44,329,589
Jyske Bank A.S. (a)	483,583	16,053,794
North Pacific Bank Ltd.	7,253,200	24,023,437
Sydbank A.S. (a)	788,025	15,990,493
UniCredit S.p.A. (a)	13,749,830	69,865,618
Unione di Banche Italiane S.c.p.A.	2,587,677	11,772,006

		$380,872,530
Pharmaceuticals - 9.7%
Bayer AG	1,769,203	$175,220,069
GlaxoSmithKline PLC	11,747,164	258,971,170
Novartis AG	1,931,740	130,831,707
Roche Holding AG	1,050,121	239,426,666
Santen Pharmaceutical Co. Ltd.	1,537,200	68,824,900

		$873,274,512
Printing & Publishing - 1.2%
Pearson PLC	4,583,490	$80,182,448
United Business Media Ltd.	2,514,679	29,527,280

		$109,709,728
Real Estate - 2.4%
Deutsche Wohnen AG	5,006,609	$91,966,809
GSW Immobilien AG	1,834,101	73,092,407
TAG Immobilien AG	4,541,260	53,750,861

		$218,810,077
Specialty Chemicals - 0.7%
Symrise AG	1,731,721	$65,666,315

Specialty Stores - 0.5%
Esprit Holdings Ltd.	30,757,021	$40,133,717

Telecommunications - Wireless - 6.2%
KDDI Corp.	4,039,797	$303,344,343
NTT DoCoMo, Inc.	66,164	102,361,825
Vodafone Group PLC	60,111,608	150,968,890

		$556,675,058

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Common Stocks - continued
Telephone Services - 2.3%
China Unicom (Hong Kong) Ltd.		15,464,000	$22,456,118
Deutsche Telekom AG		3,843,650	41,228,136
Royal KPN N.V.		3,023,365	10,228,876
TDC A.S.		10,314,427	77,651,880
Telecom Italia S.p.A.		90,776,068	58,545,249

			$210,110,259
Tobacco - 4.3%
British American Tobacco PLC		3,550,936	$185,014,726
Japan Tobacco, Inc.		6,399,000	201,931,978

			$386,946,704
Trucking - 1.6%
Yamato Holdings Co. Ltd.		8,433,900	$141,126,107
Total Common Stocks			$8,378,987,691
Issuer/Expiration Date/Strike Price	Par Amount of Contracts
Put Options Purchased - 0.2%
JPY Currency - March 2013 @ $0.0110	JPY	7,300,480,008	$2,117,139
JPY Currency - July 2013 @ $0.0117		10,108,042,627	9,430,804
JPY Currency - December 2013 @ $0.0106		10,021,986,223	3,597,893
JPY Currency - January 2014 @ $0.0102		9,107,954,777	1,894,455
Total Put Options Purchased			$17,040,291

Call Options Purchased - 0.1%
EUR Currency - March 2013 @ JPY 121.25	EUR	158,797,765	$3,301,882
EUR Currency - July 2013 @ JPY 104.25		29,329,408	5,497,651
EUR Currency - December 2013 @ JPY 124.50		80,393,923	3,905,054
Total Call Options Purchased			$12,704,587
Issuer	Shares/Par
Money Market Funds - 5.0%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value (v)		451,181,811	$451,181,811

Collateral for Securities Loaned - 0.4%
Navigator Securities Lending Prime Portfolio, 0.22%, at Net Asset Value (j)		30,958,725	$30,958,725
Total Investments			$8,890,873,105

Other Assets, Less Liabilities - 1.2%			108,501,420
Net Assets - 100.0%			$8,999,374,525

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

4

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IPS	International Preference Stock
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
JPY	Japanese Yen

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

2/28/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

6

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2013, in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$2,328,223,826	$—	$—	$2,328,223,826
United Kingdom	1,164,095,415	1,067,023,863	—	2,231,119,278
Switzerland	151,026,527	946,011,025	—	1,097,037,552
Germany	519,961,107	228,118,985	—	748,080,092
France	116,204,613	415,458,119	—	531,662,732
Netherlands	—	373,999,681	—	373,999,681
Sweden	—	179,750,087	—	179,750,087
Italy	128,410,867	11,772,006	—	140,182,873
Taiwan	127,060,187	—	—	127,060,187
Other Countries	133,776,089	488,095,294	0	621,871,383
Purchased Currency Options	—	29,744,878	—	29,744,878
Mutual Funds	482,140,536	—	—	482,140,536
Total Investments	$5,150,899,167	$3,739,973,938	$0	$8,890,873,105

For further information regarding security characteristics, see the Portfolio of Investments. At February 28, 2013, the fund held one level 3 security valued at $0, which was also held and valued at $0 at May 31, 2012.

Of the level 2 investments presented above, equity investments amounting to $827,959,521 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $3,286,154,443 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$7,788,970,540
Gross unrealized appreciation	1,324,909,821
Gross unrealized depreciation	(223,007,256)
Net unrealized appreciation (depreciation)	$1,101,902,565

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	$211,440,470	$2,046,754,898	$(1,807,013,557)	$451,181,811

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$395,736	$451,181,811

7

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2013, are as follows:

Japan	26.1%
United Kingdom	25.0%
Switzerland	12.3%
Germany	8.4%
United States	6.2%
France	6.0%
Netherlands	4.2%
Sweden	2.0%
Italy	1.6%
Other Countries	8.2%

8

QUARTERLY REPORT

February 28, 2013

MFS® MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

2/28/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 100.0%
MFS Absolute Return Fund - Class R5	4,375,249	$42,614,922
MFS Commodity Strategy Fund - Class R5 (v)	13,782,433	127,625,328
MFS Emerging Markets Debt Fund - Class R5	7,961,614	128,102,366
MFS Global Bond Fund - Class R5	20,671,720	213,125,428
MFS Global Real Estate Fund - Class R5 (v)	5,645,067	85,353,408
MFS Government Securities Fund - Class R5	41,048,070	426,899,932
MFS Growth Fund - Class R5 (a)	6,332,903	341,470,153
MFS High Income Fund - Class R5	59,325,901	213,573,242
MFS Inflation-Adjusted Bond Fund - Class I	18,814,459	213,544,106
MFS International Growth Fund - Class R5	4,952,766	127,880,411
MFS International New Discovery Fund - Class R5	1,661,099	42,640,399
MFS International Value Fund - Class R5	4,493,811	127,848,921
MFS Mid Cap Growth Fund - Class R5 (a)	26,876,687	298,868,757
MFS Mid Cap Value Fund - Class R5	18,024,404	299,024,858
MFS New Discovery Fund - Class R5 (a)	2,616,255	64,124,410
MFS New Discovery Value Fund - Class R5	5,617,197	63,979,879
MFS Research Bond Fund - Class R5	46,326,512	512,371,228
MFS Research Fund - Class R5	11,196,386	341,377,822
MFS Research International Fund - Class R5	16,311,808	255,932,276
MFS Value Fund - Class R5	12,474,456	341,051,634
Total Underlying Affiliated Funds		$4,267,409,480

Other Assets, Less Liabilities - (0.0)%		(656,798)
Net Assets - 100.0%		$4,266,752,682

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

2/28/13 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2013, in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$4,267,409,480	$—	$—	$4,267,409,480

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,481,101,814
Gross unrealized appreciation	794,518,077
Gross unrealized depreciation	(8,210,411)
Net unrealized appreciation (depreciation)	$786,307,666

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund (r)	3,586,715	4,817,131	(4,028,597)	4,375,249
MFS Commodity Strategy Fund (r)	11,258,333	14,473,564	(11,949,464)	13,782,433
MFS Emerging Markets Debt Fund (r)	6,868,071	8,320,852	(7,227,309)	7,961,614
MFS Global Bond Fund (r)	16,632,485	22,294,171	(18,254,936)	20,671,720
MFS Global Real Estate Fund (r)	5,190,603	5,874,342	(5,419,878)	5,645,067
MFS Government Securities Fund (r)	33,041,114	41,867,637	(33,860,681)	41,048,070
MFS Growth Fund (r)	5,745,834	6,580,796	(5,993,727)	6,332,903
MFS High Income Fund (r)	50,156,966	61,905,317	(52,736,382)	59,325,901
MFS Inflation-Adjusted Bond Fund	15,370,341	4,292,180	(848,062)	18,814,459
MFS Institutional Money Market Portfolio	47,971	82,647,430	(82,695,401)	—
MFS International Growth Fund (r)	4,135,105	5,183,431	(4,365,770)	4,952,766
MFS International New Discovery Fund (r)	1,566,760	1,758,384	(1,664,045)	1,661,099
MFS International Value Fund (r)	4,004,680	4,751,041	(4,261,910)	4,493,811
MFS Mid Cap Growth Fund (r)	24,707,231	30,258,649	(28,089,193)	26,876,687
MFS Mid Cap Value Fund (r)	17,212,259	19,662,266	(18,850,121)	18,024,404
MFS New Discovery Fund (r)	2,510,033	2,892,472	(2,786,250)	2,616,255
MFS New Discovery Value Fund (r)	5,207,915	6,020,624	(5,611,342)	5,617,197
MFS Research Bond Fund (r)	38,409,511	48,329,708	(40,412,707)	46,326,512
MFS Research Fund (r)	10,103,883	11,575,080	(10,482,577)	11,196,386
MFS Research International Fund (r)	14,665,120	17,533,149	(15,886,461)	16,311,808
MFS Value Fund (r)	11,405,770	12,980,065	(11,911,379)	12,474,456

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(70,870)	$—	$461,608	$42,614,922
MFS Commodity Strategy Fund	(3,531,113)	—	1,050,794	127,625,328
MFS Emerging Markets Debt Fund	(44,082)	758,910	4,280,105	128,102,366
MFS Global Bond Fund	(389,775)	4,221,859	3,855,291	213,125,428
MFS Global Real Estate Fund	(131,725)	1,803,046	2,606,623	85,353,408
MFS Government Securities Fund	(68,269)	—	7,886,000	426,899,932
MFS Growth Fund	(192,884)	—	—	341,470,153
MFS High Income Fund	(891,468)	—	9,537,594	213,573,242
MFS Inflation-Adjusted Bond Fund	38,337	1,127,085	2,353,762	213,544,106
MFS Institutional Money Market Portfolio	—	—	775	—
MFS International Growth Fund	(135,222)	422,373	1,393,695	127,880,411
MFS International New Discovery Fund	(31,096)	—	517,210	42,640,399
MFS International Value Fund	(49,449)	—	2,236,257	127,848,921
MFS Mid Cap Growth Fund	18,054	—	—	298,868,757
MFS Mid Cap Value Fund	6,248	—	3,047,958	299,024,858
MFS New Discovery Fund	4,375	—	—	64,124,410
MFS New Discovery Value Fund	49,467	2,075,981	495,071	63,979,879
MFS Research Bond Fund	76,237	—	11,648,629	512,371,228
MFS Research Fund	(229,589)	—	3,155,101	341,377,822
MFS Research International Fund	(874,343)	—	4,769,324	255,932,276
MFS Value Fund	(144,440)	2,267,566	4,887,042	341,051,634

	$(6,591,607)	$12,676,820	$64,182,839	$4,267,409,480

(r)	During the period ended February 28, 2013, the fund’s investment in the underlying fund’s Class I shares was converted to Class R5 shares. The fund became a shareholder of Class R5 and received Class R5 shares with a total net asset value equal to its Class I shares at the time of the conversion. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD.

4

QUARTERLY REPORT

February 28, 2013

MFS® ABSOLUTE RETURN FUND

PORTFOLIO OF INVESTMENTS

2/28/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 92.5%
Airlines - 0.2%
Continental Airlines, Inc., FRN, 0.66%, 2013	$322,544	$321,092

Apparel Manufacturers - 0.3%
VF Corp., FRN, 1.038%, 2013	$450,000	$451,674

Asset-Backed & Securitized - 7.8%
Anthracite Ltd., “A”, CDO, FRN, 0.562%, 2019 (z)	$93,511	$92,482
ARI Fleet Lease Trust, “A”, FRN, 0.753%, 2020 (n)	510,282	511,931
ARI Fleet Lease Trust, “A”, FRN, 0.503%, 2021 (n)	626,699	626,859
Chesapeake Funding LLC, “A”, FRN, 1.951%, 2021 (z)	104,935	105,448
Chesapeake Funding LLC, “A”, FRN, 0.953%, 2023 (z)	554,000	556,548
CNH Equipment Trust, “A2”, 0.45%, 2016	600,000	600,110
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019 (z)	250,000	253,720
Ford Credit Auto Owner Trust, “A2”, 0.4%, 2015	600,000	600,046
Ford Credit Floorplan Master Owner Trust, “A”, FRN, 0.553%, 2016	490,000	490,153
Ford Credit Floorplan Master Owner Trust, “A2”, FRN, 0.801%, 2015	312,000	312,710
GE Equipment Transportation LLC, “A2”, 0.77%, 2014	304,603	304,991
GE Equipment Transportation LLC, “A2”, 0.47%, 2015	420,000	420,189
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	75,000	75,212
HLSS Servicer Advance Receivables Trust, 2013-T1, “A1”, 0.898%, 2044 (n)	740,000	740,444
Home Loan Servicing Solutions Ltd., 1.34%, 2043 (n)	200,000	200,700
Hyundai Auto Lease Securitization Trust 2013, “A2” , 0.51%, 2015 (z)	480,000	479,985
Hyundai Auto Receivables Trust, “A3”, 1.16%, 2015	94,677	94,997
Mercedes Benz Master Owner Trust, FRN, 0.473%, 2016 (n)	1,000,000	1,000,000
Nissan Auto Lease Trust, “A2”, 0.7%, 2014	21,076	21,080
Nissan Master Owner Trust Receivables 2013, “A”, FRN, 0.502%, 2018	760,000	760,000
Porsche Innovative Lease Owner Trust, 0.92%, 2014 (n)	42,460	42,483
Porsche Innovative Lease Owner Trust, 0.44%, 2015 (n)	500,000	500,204
Santander Drive Auto Receivable Trust, “A2”, 1.04%, 2014	37,171	37,185
Santander Drive Auto Receivable Trust, “A2”, 0.91%, 2015	263,853	264,458
Santander Drive Auto Receivable Trust, “A2”, 0.57%, 2015	670,519	671,115
Smart Trust, “A2B”, FRN, 0.753%, 2014 (n)	470,790	471,524
Smart Trust, “A2B”, FRN, 0.533%, 2015 (n)	400,000	400,276
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 5.924%, 2051	422,817	438,828

		$11,073,678
Automotive - 4.6%
American Honda Finance Corp., 1.6%, 2018 (n)	$229,000	$230,831
American Honda Finance Corp., 1.85%, 2014 (n)	620,000	629,668
American Honda Finance Corp., FRN, 0.518%, 2014 (n)	200,000	200,233
Daimler Finance North America LLC, FRN, 0.905%, 2015 (n)	700,000	702,064
Daimler Finance North America LLC, FRN, 1.635%, 2013 (n)	240,000	240,930
Daimler Finance North America LLC, FRN, 1.48%, 2013 (n)	300,000	301,332
Daimler Finance North America LLC, FRN, 0.92%, 2014 (n)	700,000	701,639
Ford Motor Credit Co. LLC, 4.207%, 2016	200,000	212,760
Harley-Davidson Financial Services, 3.875%, 2016 (n)	420,000	451,642
Hyundai Capital America, 1.625%, 2015 (n)	700,000	705,066
Nissan Motor Acceptance Corp., 4.5%, 2015 (n)	300,000	319,692
RCI Banque S.A., FRN, 2.175%, 2014 (n)	430,000	429,861
Toyota Motor Credit Corp., 1.25%, 2014	260,000	263,483
Toyota Motor Credit Corp., 3.2%, 2015	125,000	132,247

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Automotive - continued
Volkswagen International Finance N.V., FRN, 1.06%, 2014 (n)	$600,000	$603,050
Volkswagen International Finance N.V., FRN, 0.889%, 2014 (n)	450,000	451,548

		$6,576,046
Banks & Diversified Financials (Covered Bonds) - 3.1%
Australia & New Zealand Banking Group, FRN, 0.915%, 2015 (n)	$250,000	$250,689
Bank of Nova Scotia, 1.45%, 2013 (n)	725,000	728,190
Commonwealth Bank of Australia, 0.75%, 2016 (n)	710,000	709,574
Compagnie de Financement Foncier, 2.125%, 2013 (n)	500,000	500,950
Credit Mutuel-CIC Home Loan, 1.5%, 2017 (n)	600,000	601,260
DnB Nor Boligkreditt AS, 2.1%, 2015 (n)	500,000	517,750
Norddeutsche Landesbank, 0.875%, 2015 (n)	400,000	401,360
SpareBank 1 Boligkreditt A.S., 2.625%, 2016 (n)	400,000	421,600
Stadshypotek AB, 1.45%, 2013 (z)	250,000	251,585

		$4,382,958
Broadcasting - 0.7%
NBCUniversal Media LLC, 2.1%, 2014	$400,000	$406,454
Vivendi S.A., 2.4%, 2015 (n)	240,000	244,252
WPP Finance, 8%, 2014	375,000	413,015

		$1,063,721
Brokerage & Asset Managers - 0.5%
BlackRock, Inc., 3.5%, 2014	$125,000	$131,536
BlackRock, Inc., 1.375%, 2015	500,000	508,739
Franklin Resources, Inc., 1.375%, 2017	97,000	97,566

		$737,841
Cable TV - 0.5%
Comcast Corp., 5.3%, 2014	$125,000	$130,239
DIRECTV Holdings LLC, 4.75%, 2014	425,000	450,498
DIRECTV Holdings LLC, 2.4%, 2017	120,000	122,541

		$703,278
Chemicals - 0.6%
Dow Chemical Co., 7.6%, 2014	$214,000	$231,427
Potash Corp. of Saskatchewan, Inc., 5.25%, 2014	100,000	105,466
PPG Industries, Inc., 5.75%, 2013	450,000	450,650

		$787,543
Computer Software - 0.3%
Adobe Systems, Inc., 3.25%, 2015	$425,000	$443,924

Conglomerates - 1.4%
ABB Finance (USA), Inc., 1.625%, 2017	$97,000	$98,308
ABB Treasury Center USA, Inc., 2.5%, 2016 (n)	600,000	626,040
General Electric Co., 0.85%, 2015	200,000	200,626
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013	220,000	225,376
Ingersoll-Rand Global Holding Co. Ltd., 9.5%, 2014	230,000	251,712
Pentair Finance S.A., 1.35%, 2015 (n)	400,000	400,663
United Technologies Corp., FRN, 0.787%, 2015	240,000	242,462

		$2,045,187

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Products - 1.4%
Clorox Co., 5%, 2013	$625,000	$625,000
LVMH Moet Hennessy Louis Vuitton S.A., 1.625%, 2017 (n)	290,000	292,211
Mattel, Inc., 5.625%, 2013	400,000	400,559
Newell Rubbermaid, Inc., 2%, 2015	400,000	407,275
Newell Rubbermaid, Inc., 2.05%, 2017	236,000	237,359

		$1,962,404
Consumer Services - 0.5%
eBay, Inc., 1.35%, 2017	$264,000	$266,441
Experian Finance PLC, 2.375%, 2017 (n)	249,000	254,535
Western Union Co., 2.375%, 2015	200,000	203,258

		$724,234
Defense Electronics - 0.3%
BAE Systems Holdings, Inc., 4.95%, 2014 (n)	$420,000	$438,835

Electrical Equipment - 0.1%
Arrow Electronics, Inc., 3%, 2018	$141,000	$141,701

Electronics - 1.0%
Applied Materials, Inc., 2.65%, 2016	$400,000	$421,254
Broadcom Corp., 1.5%, 2013	125,000	125,950
Intel Corp., 1.35%, 2017	581,000	582,285
Tyco Electronics Group S.A., 1.6%, 2015	270,000	273,634

		$1,403,123
Emerging Market Quasi-Sovereign - 1.2%
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	$425,000	$448,871
Korea Development Bank, 1%, 2016	410,000	408,400
Korea Gas Corp., 2.25%, 2017 (n)	260,000	264,892
Petrobras International Finance Co., 3.875%, 2016	390,000	407,678
Rosneft, 3.149%, 2017 (n)	222,000	223,943

		$1,753,784
Emerging Market Sovereign - 0.5%
Russian Federation, 3.25%, 2017 (n)	$400,000	$420,500
State of Qatar, 5.15%, 2014 (n)	300,000	313,500

		$734,000
Energy - Independent - 0.9%
Encana Corp., 5.9%, 2017	$360,000	$424,915
Encana Holdings Finance Corp., 5.8%, 2014	440,000	464,261
Hess Corp., 7%, 2014	400,000	422,704

		$1,311,880
Energy - Integrated - 2.9%
BG Energy Capital PLC, 2.875%, 2016 (n)	$280,000	$296,953
BP Capital Markets PLC, 3.125%, 2015	450,000	476,725
BP Capital Markets PLC, 0.7%, 2015	297,000	296,623
Cenovus Energy, Inc., 4.5%, 2014	425,000	448,776
Chevron Corp., 1.104%, 2017	314,000	314,741
Husky Energy, Inc., 5.9%, 2014	400,000	425,516
Petro-Canada Financial Partnership, 5%, 2014	420,000	448,019
Shell International Finance B.V., 1.125%, 2017	600,000	601,642
Total Capital Canada Ltd., FRN, 0.683%, 2016	180,000	180,820
Total Capital International S.A., 1.5%, 2017	500,000	508,449

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Integrated - continued
TOTAL S.A., 3%, 2015	$125,000	$131,610

		$4,129,874
Entertainment - 0.8%
Viacom, Inc., 1.25%, 2015	$650,000	$655,498
Walt Disney Co., 0.45%, 2015	490,000	488,563

		$1,144,061
Financial Institutions - 1.8%
General Electric Capital Corp., 1.875%, 2013	$175,000	$176,448
General Electric Capital Corp., 2.15%, 2015	200,000	205,498
General Electric Capital Corp., FRN, 1.155%, 2014	700,000	704,697
General Electric Capital Corp., FRN, 0.905%, 2016	500,000	502,540
General Electric Capital Corp., FRN, 0.881%, 2015	250,000	251,783
LeasePlan Corp. N.V., 3%, 2017 (n)	340,000	345,576
NYSE Euronext, 2%, 2017	412,000	423,824

		$2,610,366
Food & Beverages - 5.3%
Anheuser-Busch InBev S.A., 3.625%, 2015	$500,000	$531,048
Anheuser-Busch InBev S.A., 0.8%, 2016	300,000	300,186
Anheuser-Busch InBev S.A., 1.375%, 2017	130,000	131,063
Cadbury Schweppes U.S. Finance, 5.125%, 2013	125,000	127,862
Campbell Soup Co., FRN, 0.598%, 2014	600,000	601,746
Coca-Cola Co., 1.15%, 2018	270,000	269,417
Conagra Foods, Inc., 5.875%, 2014	325,000	342,765
Conagra Foods, Inc., 1.3%, 2016	310,000	312,040
Diageo Capital PLC, 7.375%, 2014	400,000	423,255
Diageo Capital PLC, 1.5%, 2017	300,000	303,512
General Mills, Inc., 5.25%, 2013	125,000	127,662
General Mills, Inc., 5.2%, 2015	400,000	436,016
H.J. Heinz Co., 5.35%, 2013	425,000	431,417
Heineken N.V., 0.8%, 2015 (n)	500,000	500,788
Ingredion, Inc., 3.2%, 2015	135,000	141,344
Ingredion, Inc., 1.8%, 2017	167,000	167,349
Kellogg Co., 4.45%, 2016	260,000	287,192
Kraft Foods Group, Inc. , 1.625%, 2015	480,000	487,744
Miller Brewing Co., 5.5%, 2013 (n)	125,000	127,775
Molson Coors Brewing Co., 2%, 2017	500,000	512,026
PepsiCo, Inc., 2.5%, 2016	365,000	384,468
Pernod-Ricard S.A., 2.95%, 2017 (n)	410,000	432,659
SABMiller Holdings, Inc., 1.85%, 2015 (n)	220,000	223,856

		$7,603,190
Food & Drug Stores - 0.7%
CVS Caremark Corp., 3.25%, 2015	$350,000	$369,489
Walgreen Co., 1%, 2015	650,000	651,912

		$1,021,401
Gaming & Lodging - 0.3%
Wyndham Worldwide Corp., 2.95%, 2017	$442,000	$453,978

Insurance - 2.4%
Aflac, Inc., 3.45%, 2015	$400,000	$425,628
American International Group, Inc., 3.65%, 2014	400,000	410,328

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - continued
American International Group, Inc., 3%, 2015	$140,000	$145,563
ING U.S., Inc., 2.9%, 2018 (z)	235,000	236,594
Lincoln National Corp., 4.3%, 2015	125,000	134,212
MassMutual Global Funding, FRN, 0.685%, 2014 (n)	130,000	130,444
MetLife Institutional Funding II LLC, FRN, 0.675%, 2015 (n)	350,000	350,391
MetLife, Inc., 1.756%, 2017	117,000	118,368
MetLife, Inc., FRN, 1.546%, 2013	550,000	552,773
Metropolitan Life Global Funding I, 5.125%, 2013 (n)	130,000	130,611
New York Life Global Funding, 1.3%, 2015 (n)	740,000	750,380

		$3,385,292
Insurance - Health - 0.5%
Aetna, Inc., 1.5%, 2017	$94,000	$94,326
UnitedHealth Group, Inc., 4.875%, 2013	125,000	125,394
WellPoint, Inc., 5%, 2014	400,000	429,680
Wellpoint, Inc., 1.25%, 2015	30,000	30,232

		$679,632
Insurance - Property & Casualty - 1.0%
ACE Ltd., 2.6%, 2015	$215,000	$225,687
Aon Corp., 3.5%, 2015	375,000	394,921
AXIS Capital Holdings Ltd., 5.75%, 2014	370,000	394,944
Berkshire Hathaway, Inc., FRN, 0.99%, 2014	460,000	464,525

		$1,480,077
International Market Quasi-Sovereign - 6.6%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$487,000	$508,331
Caisse d’Amortissement de la Dette Sociale, 3.5%, 2014	800,000	831,873
Dexia Credit Local, NY, 2%, 2013 (n)	250,000	250,000
Electricite de France PLC, 5.5%, 2014 (n)	500,000	521,209
Finance for Danish Industry A.S., 2%, 2013 (n)	850,000	854,029
ING Bank N.V., 3.9%, 2014 (n)	200,000	207,188
KfW Bankengruppe, 3.5%, 2014	175,000	180,705
Kommunalbanken A.S., 1.75%, 2015 (n)	150,000	154,605
Kommunalbanken A.S., 1%, 2018 (n)	190,000	188,522
Kommunalbanken A.S., FRN, 0.43%, 2016 (n)	270,000	270,032
Kommunalbanken A.S., 1%, 2014 (n)	620,000	624,898
Kreditanstalt für Wiederaufbau, FRN, 0.252%, 2015	1,000,000	999,628
Landwirtschaftliche Rentenbank, 3.125%, 2016 (n)	300,000	321,750
Municipality Finance PLC, 2.375%, 2016	690,000	725,331
Nederlandse Waterschapsbank N.V., 1.375%, 2014 (n)	750,000	758,737
Oesterreichische Kontrollbank AG, 1.375%, 2014	1,000,000	1,009,100
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	150,000	155,205
Statoil A.S.A., 2.9%, 2014	125,000	129,832
Statoil A.S.A., 7.375%, 2016 (n)	400,000	476,966
Statoil A.S.A., 1.8%, 2016	180,000	186,055

		$9,353,996
International Market Sovereign - 1.5%
Kingdom of Sweden, 1%, 2018 (z)	$640,000	$644,196
Republic of Finland, 1.25%, 2015 (n)	1,000,000	1,021,200
Republic of Iceland, 4.875%, 2016 (n)	381,000	406,549

		$2,071,945

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Local Authorities - 1.6%
Province of British Columbia, 2.85%, 2015	$1,000,000	$1,054,700
Province of Ontario, 2.3%, 2016	300,000	315,150
Province of Ontario, 1.1%, 2017	900,000	900,630

		$2,270,480
Machinery & Tools - 0.2%
Caterpillar Financial Services Corp., 1.1%, 2015	$300,000	$303,469

Major Banks - 6.8%
ABN AMRO Bank N.V., 3%, 2014 (n)	$200,000	$203,425
ABN AMRO Bank N.V., 1.375%, 2016 (n)	750,000	750,538
ABN AMRO Bank N.V., FRN, 2.072%, 2014 (n)	230,000	232,840
ANZ National (International) Ltd., FRN, 1.309%, 2013 (n)	450,000	453,234
Commonwealth Bank of Australia, 3.75%, 2014 (n)	125,000	131,313
DBS Bank Ltd., 2.35%, 2017 (n)	420,000	435,383
HSBC Bank PLC, 3.1%, 2016 (n)	420,000	445,994
HSBC USA, Inc., 1.625%, 2018	100,000	100,433
ING Bank N.V., 3.75%, 2017 (n)	232,000	248,688
ING Bank N.V., FRN, 1.231%, 2016 (z)	310,000	310,000
ING Bank N.V., FRN, 1.358%, 2013 (n)	200,000	200,076
ING Bank N.V., FRN, 1.681%, 2014 (n)	350,000	354,177
KeyCorp, 3.75%, 2015	100,000	106,890
Macquarie Bank Ltd., 5%, 2017 (n)	580,000	637,798
National Australia Bank Ltd., 2%, 2015	420,000	431,004
PNC Bank N.A., FRN, 0.61%, 2016	250,000	250,436
PNC Funding Corp., 3.625%, 2015	125,000	132,008
Royal Bank of Scotland PLC, 2.55%, 2015	530,000	545,561
Royal Bank of Scotland PLC, 4.375%, 2016	120,000	131,050
Santander International Debt S.A., 2.991%, 2013 (n)	300,000	301,839
Standard Chartered PLC, 3.85%, 2015 (n)	100,000	105,708
Standard Chartered PLC, FRN, 1.242%, 2014 (n)	500,000	501,521
State Street Bank & Trust Co., FRN, 0.48%, 2015	406,000	402,901
Sumitomo Mitsui Banking Corp., 1.35%, 2015	420,000	425,033
Wells Fargo & Co., 3.75%, 2014	550,000	577,708
Wells Fargo & Co., 1.25%, 2015	250,000	252,363
Westpac Banking Corp., 0.95%, 2016	410,000	411,407
Westpac Banking Corp., 2%, 2017	610,000	627,249

		$9,706,577
Medical & Health Technology & Services - 2.3%
Baxter International, Inc., 1.85%, 2017	$210,000	$215,840
Becton, Dickinson & Co., 1.75%, 2016	150,000	154,554
Catholic Health Initiatives, 1.6%, 2017	250,000	253,545
Covidien International Finance S.A., 6%, 2017	231,000	277,804
Covidien International Finance S.A., 1.875%, 2013	500,000	501,928
Covidien International Finance S.A., 1.35%, 2015	250,000	253,215
Express Scripts Holding Co., 2.1%, 2015	385,000	393,562
McKesson Corp., 0.95%, 2015	360,000	361,092
McKesson Corp., 3.25%, 2016	375,000	402,681
Thermo Fisher Scientific, Inc., 2.25%, 2016	440,000	454,516

		$3,268,737
Metals & Mining - 1.1%
Anglo American Capital, 2.15%, 2013 (n)	$400,000	$402,480
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 2017	310,000	314,134

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - continued
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 2018 (z)	$270,000	$269,973
Rio Tinto Finance (USA) Ltd., 2.5%, 2016	560,000	586,671

		$1,573,258
Mortgage-Backed - 4.1%
Fannie Mae, 5.05%, 2016	$759,247	$827,785
Fannie Mae, 5.135%, 2016	183,095	203,138
Fannie Mae, 1.114%, 2017	410,000	414,227
Fannie Mae, 4%, 2025 (f)	1,251,936	1,339,962
Fannie Mae, TBA, 2.5%, 2028	960,000	997,050
Freddie Mac, 1.655%, 2016	197,790	203,471
Freddie Mac, 3.5%, 2026	677,190	716,154
Freddie Mac, TBA, 2.5%, 2028	1,129,000	1,169,221

		$5,871,008
Natural Gas - Distribution - 0.4%
GDF Suez, 1.625%, 2017 (n)	$550,000	$551,772

Natural Gas - Pipeline - 0.8%
Energy Transfer Partners LP, 8.5%, 2014	$257,000	$277,376
Enterprise Products Operating LP, 3.2%, 2016	400,000	425,398
Kinder Morgan Energy Partners LP, 5.125%, 2014	420,000	450,965

		$1,153,739
Network & Telecom - 2.4%
AT&T, Inc., 0.8%, 2015	$620,000	$620,200
AT&T, Inc., FRN, 0.677%, 2016	70,000	70,312
BellSouth Corp., 5.2%, 2014	520,000	555,266
France Telecom, 2.125%, 2015	125,000	128,702
Telecom Italia Capital, 5.25%, 2013	400,000	409,240
Telefonica Emisiones S.A.U., 2.582%, 2013	275,000	275,536
Verizon Communications, Inc., 5.25%, 2013	600,000	603,259
Verizon Communications, Inc., 0.7%, 2015	730,000	730,229

		$3,392,744
Oil Services - 0.5%
Noble Corp., 5.875%, 2013	$500,000	$505,383
Transocean, Inc., 2.5%, 2017	155,000	156,944

		$662,327
Oils - 0.1%
Phillips 66, 1.95%, 2015	$180,000	$183,962

Other Banks & Diversified Financials - 4.7%
American Express Centurion Bank, 5.5%, 2013	$250,000	$251,543
American Express Centurion Bank, FRN, 0.743%, 2015	250,000	250,610
American Express Credit Corp., 2.8%, 2016	450,000	476,190
BB&T Corp., 2.05%, 2014	170,000	172,796
BB&T Corp., 1.45%, 2018	288,000	288,765
BBVA Senior Finance S.A. Unipersonal, FRN, 2.415%, 2014	300,000	300,919
Capital One Financial Corp., 2.15%, 2015	270,000	276,018
Capital One Financial Corp., FRN, 1.454%, 2014	450,000	454,242
Capital One Financial Corp., FRN, 0.935%, 2015	320,000	320,349
Danske Bank A/S, 3.75%, 2015 (n)	100,000	104,620
Intesa Sanpaolo S.p.A., 3.125%, 2016	370,000	365,074

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Intesa Sanpaolo S.p.A., FRN, 2.688%, 2014 (n)	$200,000	$201,256
Lloyds TSB Bank PLC, 4.375%, 2015 (n)	675,000	716,093
National Bank of Canada, 1.5%, 2015	270,000	274,077
Nordea Bank AB, 1.75%, 2013 (n)	125,000	125,868
Santander UK PLC, 3.875%, 2014 (n)	100,000	103,963
SunTrust Banks, Inc., 3.5%, 2017	303,000	326,059
Svenska Handelsbanken AB, 4.875%, 2014 (n)	100,000	105,363
Svenska Handelsbanken AB, 2.875%, 2017	289,000	306,652
Swedbank AB, 2.125%, 2017 (n)	311,000	317,306
The Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.738%, 2016 (n)	400,000	400,340
Union Bank, FRN, 1.233%, 2014	500,000	504,116

		$6,642,219
Personal Computers & Peripherals - 0.2%
Hewlett-Packard Co., 2.625%, 2014	$320,000	$327,423

Pharmaceuticals - 1.7%
AbbVie, Inc., FRN, 1.055%, 2015 (n)	$550,000	$558,186
Amgen, Inc., 2.3%, 2016	450,000	470,033
Celgene Corp., 2.45%, 2015	425,000	440,752
Sanofi, 1.2%, 2014	200,000	202,260
Teva Pharmaceutical Finance III, 1.7%, 2014	420,000	424,988
Watson Pharmaceuticals, Inc., 1.875%, 2017	260,000	262,198

		$2,358,417
Printing & Publishing - 0.4%
Pearson PLC, 4%, 2016 (n)	$500,000	$536,185

Real Estate - 1.3%
ERP Operating, REIT, 5.125%, 2016	$510,000	$569,376
HCP, Inc., REIT, 2.7%, 2014	470,000	477,811
Health Care REIT, Inc., 2.25%, 2018	150,000	151,331
Mack-Cali Realty LP, 2.5%, 2017	200,000	202,641
Simon Property Group, Inc., REIT, 6.1%, 2016	222,000	254,634
Simon Property Group, Inc., REIT, 1.5%, 2018 (n)	167,000	166,982

		$1,822,775
Retailers - 0.6%
AutoZone, Inc., 6.5%, 2014	$125,000	$131,337
Home Depot, Inc., 5.25%, 2013	125,000	129,782
Wesfarmers Ltd., 6.998%, 2013 (n)	100,000	100,532
Wesfarmers Ltd., 2.983%, 2016 (n)	400,000	420,171

		$781,822
Specialty Chemicals - 0.8%
Air Products & Chemicals, Inc., 2%, 2016	$104,000	$107,838
Airgas, Inc., 2.95%, 2016	400,000	423,782
Ecolab, Inc., 2.375%, 2014	200,000	205,601
Ecolab, Inc., 1%, 2015	350,000	351,865

		$1,089,086
Specialty Stores - 0.2%
Best Buy Co., Inc., 6.75%, 2013	$300,000	$303,750

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Supermarkets - 0.4%
Kroger Co., 5%, 2013	$125,000	$125,635
Tesco PLC, 2%, 2014 (n)	280,000	285,984
Woolworths Ltd., 2.55%, 2015 (n)	125,000	129,899

		$541,518
Supranational - 2.0%
Council of Europe, 4.5%, 2014	$800,000	$842,621
European Investment Bank, 5%, 2013	1,000,000	1,028,780
International Bank for Reconstruction and Development, 0.5%, 2016	1,000,000	999,832

		$2,871,233
Telecommunications - Wireless - 0.7%
America Movil S.A.B. de C.V., 2.375%, 2016	$200,000	$207,085
Crown Castle Towers LLC, 4.523%, 2015 (n)	560,000	594,359
Vodafone Group PLC, 4.15%, 2014	125,000	130,403

		$931,847
Tobacco - 1.2%
Altria Group, Inc., 8.5%, 2013	$325,000	$342,539
B.A.T. International Finance PLC, 8.125%, 2013 (n)	125,000	131,228
B.A.T. International Finance PLC, 1.4%, 2015 (n)	470,000	475,558
Imperial Tobacco Finance PLC, 2.05%, 2018 (n)	206,000	207,234
Lorillard Tobacco Co., 3.5%, 2016	190,000	201,308
Reynolds American, Inc., 1.05%, 2015	420,000	419,583

		$1,777,450
Transportation - Services - 0.7%
ERAC USA Finance Co., 2.75%, 2013 (n)	$525,000	$528,673
ERAC USA Finance Co., 1.4%, 2016 (n)	200,000	201,229
ERAC USA Finance Co., 2.75%, 2017 (n)	202,000	210,608

		$940,510
U.S. Government Agencies and Equivalents - 3.1%
Aid-Egypt, 4.45%, 2015	$730,000	$807,136
Federal Home Loan Bank, 1.375%, 2014 (f)	2,000,000	2,030,394
National Credit Union Administration, 1.4%, 2015	820,000	839,016
Small Business Administration, 2.25%, 2021	690,595	716,169

		$4,392,715
Utilities - Electric Power - 4.5%
American Electric Power Co., Inc., 1.65%, 2017	$220,000	$220,683
Dominion Resources, Inc., 1.95%, 2016	460,000	474,790
DTE Energy Co., FRN, 0.987%, 2013	400,000	400,552
Duke Energy Corp., 6.3%, 2014	525,000	551,400
Duke Energy Corp., 1.625%, 2017	110,000	110,816
Exelon Generation Co. LLC, 5.35%, 2014	400,000	415,696
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	475,000	488,587
NextEra Energy Capital Co., 1.2%, 2015	70,000	70,561
NextEra Energy Capital Holdings, Inc., 1.611%, 2014	530,000	535,365
Northeast Utilities, FRN, 1.059%, 2013	800,000	802,666
PG&E Corp., 5.75%, 2014	200,000	210,462
PPL WEM Holdings PLC, 3.9%, 2016 (n)	440,000	465,184
Progress Energy, Inc., 6.05%, 2014	500,000	527,516
PSEG Power LLC, 2.75%, 2016	190,000	197,811

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - Continued
Southern Co., 2.375%, 2015	$550,000	$571,100
Virginia Electric and Power Co., 1.2%, 2018	410,000	410,539

		$6,453,728
Total Bonds		$131,699,466

Money Market Funds - 7.3%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value (v)	10,414,970	$10,414,970
Total Investments		$142,114,436

Other Assets, Less Liabilities - 0.2%		295,163
Net Assets - 100.0%		$142,409,599

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $42,137,652 representing 29.6% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., “A”, CDO, FRN, 0.562%, 2019	5/11/11	$87,185	$92,482
Chesapeake Funding LLC, “A”, FRN, 1.951%, 2021	8/09/12	105,973	105,448
Chesapeake Funding LLC, “A”, FRN, 0.953%, 2023	5/10/12	554,000	556,548
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019	3/22/12	249,975	253,720
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 2018	2/28/13	269,973	269,973
Hyundai Auto Lease Securitization Trust 2013, “A2” , 0.51%, 2015	2/27/13	479,985	479,985
ING Bank N.V., FRN, 1.231%, 2016	2/28/13	310,000	310,000
ING U.S., Inc., 2.9%, 2018	2/06/13	234,590	236,594
Kingdom of Sweden, 1%, 2018	2/20/13	638,632	644,196
Stadshypotek AB, 1.45%, 2013	6/08/11	250,552	251,585
Total Restricted Securities			$3,200,531
% of Net assets			2.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 2/28/13

Forward Foreign Currency Exchange Contracts at 2/28/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	JPMorgan Chase Bank	2,142,863	5/08/13	$2,220,168	$2,177,637	$42,531
SELL	CHF	JPMorgan Chase Bank	5,955,210	5/08/13	6,514,620	6,358,458	156,162
SELL	EUR	Goldman Sachs International	186,955	5/08/13	253,417	244,203	9,214
SELL	JPY	Goldman Sachs International	332,084,636	5/08/13	3,593,608	3,584,418	9,190
SELL	JPY	JPMorgan Chase Bank	25,165,064	5/08/13	272,117	271,624	493

							$217,590

Liability Derivatives
BUY	CAD	JPMorgan Chase Bank	266,271	5/08/13	$264,817	$257,827	$(6,990)
BUY	GBP	JPMorgan Chase Bank	710,849	5/08/13	1,121,395	1,078,016	(43,379)
BUY	NOK	Goldman Sachs International	23,245,494	5/08/13	4,223,689	4,038,777	(184,912)
BUY	NOK	JPMorgan Chase Bank	4,565,189	5/08/13	829,024	793,176	(35,848)
BUY	SEK	Goldman Sachs International	34,509,208	5/08/13	5,424,185	5,327,996	(96,189)
BUY	SEK	JPMorgan Chase Bank	14,557,514	5/08/13	2,287,649	2,247,585	(40,064)

							$(407,382)

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 2/28/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
CAC 40 Index (Long)	EUR	71	$3,431,895	Mar - 13	$36,706
DAX Index (Long)	EUR	13	3,284,035	Mar - 13	63,528
Hang Seng China ENT Index (Long)	HKD	17	1,248,703	Mar - 13	1,594
ISE 30 Index (Long)	TRY	297	1,611,128	Apr - 13	31,391
IBEX Index (Long)	EUR	15	1,601,469	Mar - 13	22,116
Mex Bolsa Index (Short)	MXN	17	587,969	Mar - 13	10,142
MSCI Singapore Index (Short)	SGD	9	533,017	Mar - 13	6,627
NIKKEI 225 Index (Long)	JPY	16	1,980,081	Mar - 13	101,803

					$273,907

Interest Rate Futures
Euro Bund (Short)	EUR	14	$2,650,084	Mar - 13	$512
U.S. Treasury Note 5 yr (Short)	USD	29	3,595,547	Jun - 13	120

					$632

					$274,539

Liability Derivatives
Equity Futures
Amsterdam Index (Long)	EUR	17	$1,504,546	Mar - 13	$(26,267)
Australian SPI 200 Index (Short)	AUD	11	1,419,354	Mar - 13	(138,501)
Bovespa Index (Long)	BRL	84	2,445,650	Apr - 13	(50,764)
FTSE 100 Index (Short)	GBP	3	288,755	Mar - 13	(13,118)
FTSE MIB Index (Long)	EUR	13	1,340,325	Mar - 13	(8,591)
FTSE JSE Top 40 Index (Long)	ZAR	66	2,563,186	Mar - 13	(14,833)
Hang Seng Index (Short)	HKD	4	592,813	Mar - 13	(5,850)
KOSPI Index (Short)	KRW	16	1,970,669	Mar - 13	(35,172)
MSCI Taiwan Index (Long)	USD	27	767,710	Mar - 13	(4,916)
NIFTY Index (Long)	USD	12	137,950	Mar - 13	(2,742)
OMX Index (Short)	SEK	100	1,840,592	Mar - 13	(36,520)
Russell 2000 Index (Short)	USD	23	2,093,460	Mar - 13	(194,419)
S&P 500 E-Mini Index (Short)	USD	35	2,648,275	Mar - 13	(161,543)
S&P TSX 60 Index (Short)	CAD	33	4,721,280	Mar - 13	(209,608)

					$(902,844)

Interest Rate Futures
Australian Treasury Bond 10 yr (Long)	AUD	20	$2,505,559	Mar - 13	$(34,541)
Japan Govt Bond 10 yr (Short)	JPY	3	4,693,710	Mar - 13	(26,912)
GB Govt Bond 10 yr (Short)	GBP	13	2,301,319	Jun - 13	(27,265)
Govt Of Canada Bond 10 yr (Short)	CAD	6	779,462	Jun - 13	(6,889)
U.S. Treasury Note 10 yr (Long)	USD	11	1,447,016	Jun - 13	(165)

					$(95,772)

					$(998,616)

At February 28, 2013, the fund had cash collateral of $186,354 and other liquid securities with an aggregate value of $3,064,773 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/28/2013 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of February 28, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$4,392,715	$—	$4,392,715
Non-U.S. Sovereign Debt	—	16,784,958	—	16,784,958
U.S. Corporate Bonds	—	54,252,130	—	54,252,130
Residential Mortgage-Backed Securities	—	5,871,009	—	5,871,009
Commercial Mortgage-Backed Securities	—	438,827	—	438,827
Asset-Backed Securities (including CDOs)	—	10,634,849	—	10,634,849
Foreign Bonds	—	39,324,978	—	39,324,978
Mutual Funds	10,414,970	—	—	10,414,970
Total Investments	$10,414,970	$131,699,466	$—	$142,114,436

Other Financial Instruments
Futures Contracts	$(701,332)	$(22,745)	$—	$(724,077)
Forward Foreign Currency Exchange Contracts	—	(189,792)	—	(189,792)

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$140,294,122
Gross unrealized appreciation	1,857,752
Gross unrealized depreciation	(37,438)
Net unrealized appreciation (depreciation)	$1,820,314

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	12,620,529	37,313,398	(39,518,957)	10,414,970

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$13,560	$10,414,970

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2013, are as follows:

United States	58.4%
France	6.6%
Netherlands	4.9%
Australia	4.5%
Germany	3.9%
United Kingdom	3.6%
Spain	2.1%
Norway	2.1%
Supranational	2.0%
Other Countries	11.9%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: April 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: April 12, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 12, 2013

*	Print name and title of each signing officer under his or her signature.